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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Global Science and Technology Portfolio
ING VP Growth Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP International Equity Portfolio
ING VP Small Company Portfolio
ING VP Value Opportunity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.2%

		Belgium: 1.2%
11,400	@, L	Option International	$1,145,989
			1,145,989
		Bermuda: 1.4%
15,200		Accenture Ltd.	457,064
15,800	@	Marvell Technology Group Ltd.	854,780
			1,311,844
		Brazil: 0.7%
16,800	L	Tim Participacoes SA ADR	622,104
			622,104
		Canada: 1.2%
48,200	@	Cardiome Pharma Corp.	612,140
14,600	@, L	Cognos, Inc.	567,940
			1,180,080
		Finland: 1.5%
68,400	L	Nokia OYJ ADR	1,417,248
			1,417,248
		France: 1.2%
40,400	@	Alcatel SA ADR	622,160
10,441	L	Sanofi-Synthelabo SA ADR	495,425
			1,117,585
		Germany: 2.2%
12,000		MAN AG	832,894
23,600		SAP AG ADR	1,281,952
			2,114,846
		Guernsey: 0.8%
22,000	@	Amdocs Ltd.	793,320
			793,320
		Hong Kong: 0.8%
135,000		ASM Pacific Technology	804,330
			804,330
		Italy: 0.7%
13,300	@, L	e.Biscom	676,670
			676,670
		Japan: 4.1%
26,600		Hitachi Construction Machinery Co., Ltd.	697,696
18,100		Komatsu Ltd.	344,365
28,900		Matsushita Electric Industrial Co., Ltd.	636,982
28,100		Nabtesco Corp.	349,319
24,200		Nippon System Development Co., Ltd.	840,531
8,800		Otsuka Corp.	1,028,575
			3,897,468

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.2% (continued)

		Mexico: 1.0%
28,300		America Movil SA de CV ADR	$969,558
			969,558
		Netherlands: 0.9%
25,100	@, L	ASML Holding NV	511,287
13,900		Ordina NV	315,030
			826,317
		Norway: 0.4%
103,500	@, L	Fast Search & Transfer ASA	384,074
			384,074
		Singapore: 0.6%
700,000	@	STATS ChipPAC Ltd.	550,643
			550,643
		South Korea: 1.2%
2,200	@	NHN Corp.	676,368
700		Samsung Electronics Co., Ltd.	451,939
			1,128,307
		Switzerland: 0.7%
12,450	L	Novartis AG ADR	690,228
			690,228
		Taiwan: 1.9%
11,200	@	Himax Technologies, Inc. ADR	98,000
90,361		HON HAI Precision Industry Co., Ltd.	557,502
507,640		Lite-On Technology Corp.	703,143
399,000	@	Wistron Corp.	477,516
			1,836,161
		United Kingdom: 3.7%
59,000	@	Autonomy Corp. PLC	496,033
223,200	@	Colt Telecom Group PLC	283,589
13,000		GlaxoSmithKline PLC ADR	680,030
117,800		Meggitt PLC	709,823
19,900	L	Shire Pharmaceuticals PLC ADR	925,151
57,400	@	Wolfson Microelectronics PLC	440,506
			3,535,132
		United States: 70.0%
16,400	@, L	ADC Telecommunications, Inc.	419,676
32,900	@, L	Adobe Systems, Inc.	1,148,868
8,300	@	Adolor, Corp.	197,540
11,700	@, L	Advanced Magnetics, Inc.	447,525
19,700	@	Advanced Micro Devices, Inc.	653,252
9,200		Aetna, Inc.	452,088
34,300	@	Agere Systems, Inc.	515,872
21,000	@	Agilent Technologies, Inc.	788,550
40,600	@, L	Akamai Technologies, Inc.	1,335,334
50,400	@, L	Alexion Pharmaceuticals, Inc.	1,785,168
5,400		Allergan, Inc.	585,900
11,000		Alltel Corp.	712,250
15,250	@	Amgen, Inc.	1,109,438
25,550	@, L	Amylin Pharmaceuticals, Inc.	1,250,673
18,800		Analog Devices, Inc.	719,852

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.2% (continued)

14,300	@	Apple Computer, Inc.	$896,896
59,500		Applied Materials, Inc.	1,041,845
36,700	@, L	aQuantive, Inc.	863,918
62,300	@, L	Atheros Communications, Inc.	1,631,637
11,900		Automatic Data Processing, Inc.	543,592
105,500	@	BEA Systems, Inc.	1,385,215
29,324	@, L	BioMarin Pharmaceuticals, Inc.	393,528
38,650	@	Broadcom Corp.	1,668,134
40,400	@	Cadence Design Systems, Inc.	746,996
12,400	@	Caremark Rx, Inc.	609,832
36,700	@	Ceridian Corp.	934,015
4,700		Cigna Corp.	613,914
86,900	@	Cisco Systems, Inc.	1,883,122
13,400	@, L	Coherent, Inc.	470,474
19,400	@	Comverse Technology, Inc.	456,482
35,600	@	Corning, Inc.	957,996
7,100		CR Bard, Inc.	481,451
16,400		CVS Corp.	489,868
11,400	@	DaVita, Inc.	686,394
10,300	@, L	Electronic Arts, Inc.	563,616
44,400		EMC Corp.	605,172
31,700	@	Foundry Networks, Inc.	575,672
11,100	@	Gilead Sciences, Inc.	690,642
13,100		Goodrich Corp.	571,291
2,600	@	Google, Inc.	1,014,000
20,400		Harris Corp.	964,716
58,400		Hewlett-Packard Co.	1,921,360
21,700	@	Huron Consulting Group, Inc.	657,293
13,091	@, L	ImClone Systems, Inc.	445,356
38,900	@	Informatica Corp.	604,895
17,100		International Business Machines Corp.	1,410,237
33,600		Intersil Corp.	971,712
82,700	@, L	Kemet Corp.	783,169
41,878	@, L	Keryx Biopharmaceuticals, Inc.	800,289
24,800	L	Kla-Tencor Corp.	1,199,328
16,050	@, L	Lam Research Corp.	690,150
12,500	L	Lockheed Martin Corp.	939,125
11,760	@	Medco Health Solutions, Inc.	672,907
26,800	@	Medimmune, Inc.	980,344
28,600	@, L	MEMC Electronic Materials, Inc.	1,055,912
13,400		Merck & Co., Inc.	472,082
52,400		Microsoft Corp.	1,425,804
20,400		Molex, Inc.	677,280
20,700	@	Monster Worldwide, Inc.	1,032,102
43,900		Motorola, Inc.	1,005,749
40,300		National Semiconductor Corp.	1,121,952
17,100	@	Network Appliance, Inc.	616,113
29,500	@, L	Nvidia Corp.	1,689,170
19,300	@, L	Oplink Communications, Inc.	334,662
103,800	@	Oracle Corp.	1,421,022
48,900	@, L	Powerwave Technologies, Inc.	659,661
33,100		Qualcomm, Inc.	1,675,191
36,986	@, L	Renovis, Inc.	788,542
28,100		Schering-Plough Corp.	533,619
33,800	@, L	Semtech Corp.	604,682
24,000	@, L	Sybase, Inc.	506,880
63,600	@, L	TIBCO Software, Inc.	531,696
60,600	@, L	TTM Technologies, Inc.	878,094
24,600	@	Unica Corp.	285,114

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.2% (continued)

34,700	@, L	Valueclick, Inc.	$587,124
13,500	L	Varian Medical Systems, Inc.	758,160
21,195	@, L	Waters Corp.	914,564
6,100	@	WellPoint, Inc.	472,323
28,700	@, L	Yahoo!, Inc.	925,862
			66,911,929
		Total Common Stock
		(Cost $77,319,178)	91,913,833

Principal Amount				Value

SHORT-TERM INVESTMENTS: 23.6%

		Federal Home Loan Bank: 3.2%
$3,000,000		4.400%, due 04/03/06		$2,998,842

		Total U.S. Government Agency Obligations
		(Cost $2,998,842)		2,998,842

		Securities Lending CollateralCC: 20.4%
19,514,143		The Bank of New York Institutional Cash Reserves Fund		19,514,143

		Total Securities Lending Collateral
		(Cost $19,514,143)		19,514,143

		Total Short-Term Investments
		(Cost $22,512,985)		22,512,985

		Total Investments in Securities
		(Cost $99,832,163)*	119.8%	$114,426,818
		Other Assets and Liabilities—Net	(19.8)	(18,903,872)
		Net Assets	100.0%	$95,522,946

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*	Cost for federal income tax purposes is $99,894,555.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,043,385
		Gross Unrealized Depreciation		(511,122)
		Net Unrealized Appreciation		$14,532,263

Percentage of
Industry	Net Assets
Aerospace/Defense	2.3%
Biotechnology	5.4
Commercial Services	1.2
Computers	9.8
Electrical Components & Equipment	0.7
Electronics	4.6
Federal Home Loan Bank	3.1
Healthcare - Products	1.3
Healthcare - Services	1.7

PORTFOLIO OF INVESTMENTS
ING VP Global Science and Technology Portfolio	as of March 31, 2006 (Unaudited)(continued)

Holding Companies - Diversified	0.3
Home Furnishings	0.7
Insurance	0.7
Internet	7.3
Machinery - Construction & Mining	1.1
Machinery - Diversified	1.2
Pharmaceuticals	10.5
Retail	0.5
Semiconductors	16.4
Software	12.0
Telecommunications	18.6
Securities Lending Collateral	20.4
Other Assets and Liabilities	(19.8)
Total Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%

		Aerospace/Defense: 1.8%
49,100		Boeing Co.	$3,826,363
			3,826,363
		Agriculture: 1.7%
44,520		Monsanto Co.	3,773,070
			3,773,070
		Apparel: 1.7%
108,200	@	Coach, Inc.	3,741,556
			3,741,556
		Beverages: 3.9%
63,100		Coca-Cola Co.	2,641,997
100,200		PepsiCo, Inc.	5,790,558
			8,432,555
		Biotechnology: 2.8%
82,800	@	Amgen, Inc.	6,023,700
			6,023,700
		Computers: 3.4%
31,200	@	Apple Computer, Inc.	1,956,864
66,900		International Business Machines Corp.	5,517,243
			7,474,107
		Cosmetics/Personal Care: 4.0%
150,065		Procter & Gamble Co.	8,646,745
			8,646,745
		Diversified Financial Services: 8.0%
77,600		American Express Co.	4,077,880
30,300		Goldman Sachs Group, Inc.	4,755,888
20,500	L	Legg Mason, Inc.	2,569,265
46,300	L	Merrill Lynch & Co., Inc.	3,646,588
110,200	@	TD Ameritrade Holding Corp.	2,299,874
			17,349,495
		Electronics: 1.6%
83,500	@, L	Jabil Circuit, Inc.	3,578,810
			3,578,810
		Healthcare — Products: 4.8%
19,884	@@	Alcon, Inc.	2,073,106
59,400	@	Gen-Probe, Inc.	3,274,128
44,800	@, L	Hologic, Inc.	2,479,680
46,000		Johnson & Johnson	2,724,120
			10,551,034
		Healthcare — Services: 3.5%
42,070	@	Coventry Health Care, Inc.	2,270,939
94,000		UnitedHealth Group, Inc.	5,250,840
			7,521,779

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.4% (continued)

		Home Furnishings: 1.3%
25,200		Harman International Industries, Inc.	$2,800,476
			2,800,476
		Insurance: 2.2%
25,400	L	Hartford Financial Services Group, Inc.	2,045,970
35,600		Prudential Financial, Inc.	2,698,836
			4,744,806
		Internet: 5.9%
53,400	@, L	eBay, Inc.	2,085,804
16,700	@, L	Google, Inc.	6,513,000
131,300	@, L	Yahoo!, Inc.	4,235,738
			12,834,542
		Lodging: 2.0%
54,700		Harrah’s Entertainment, Inc.	4,264,412
			4,264,412
		Machinery — Diversified: 1.3%
38,800		Rockwell Automation, Inc.	2,790,108
			2,790,108
		Media: 1.0%
38,000		McGraw-Hill Cos, Inc.	2,189,560
			2,189,560
		Miscellaneous Manufacturing: 7.3%
25,500	@	Cooper Industries Ltd.	2,215,950
58,294		Danaher Corp.	3,704,584
289,060		General Electric Co.	10,053,507
			15,974,041
		Oil & Gas: 2.8%
55,252	@, L	Transocean, Inc.	4,436,736
39,000		XTO Energy, Inc.	1,699,230
			6,135,966
		Oil & Gas Services: 2.9%
23,400	L	Halliburton Co.	1,708,668
36,300	L	Schlumberger Ltd.	4,594,491
			6,303,159
		Pharmaceuticals: 9.3%
55,400	@	Barr Pharmaceuticals, Inc.	3,489,092
77,600	@	Endo Pharmaceuticals Holdings, Inc.	2,546,056
90,800	@	Gilead Sciences, Inc.	5,649,576
51,600	@	Hospira, Inc.	2,036,136
75,400	@	Medco Health Solutions, Inc.	4,314,388
52,400	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,157,832
			20,193,080
		Retail: 4.8%
20,500		Abercrombie & Fitch Co.	1,195,150
133,400		CVS Corp.	3,984,658
80,100	@	Office Depot, Inc.	2,982,924
59,500	@	Starbucks Corp.	2,239,580
			10,402,312

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.4% (continued)

		Semiconductors: 5.2%
64,500	@	Advanced Micro Devices, Inc.	$2,138,820
62,200	@, @@, L	ASML Holding NV	1,267,014
80,100	@	Broadcom Corp.	3,457,116
64,700	L	Linear Technology Corp.	2,269,676
77,300		National Semiconductor Corp.	2,152,032
			11,284,658
		Software: 4.9%
138,800	@, L	Adobe Systems, Inc.	4,846,896
92,200	@	Autodesk, Inc.	3,551,544
61,200	@	Citrix Systems, Inc.	2,319,480
			10,717,920
		Telecommunications: 9.3%
414,400	@	Cisco Systems, Inc.	8,980,048
39,600	@	NII Holdings, Inc.	2,335,212
117,100	L	Qualcomm, Inc.	5,926,431
183,300	@	Tellabs, Inc.	2,914,470
			20,156,161
		Transportation: 1.0%
41,700		Norfolk Southern Corp.	2,254,718
			2,254,718
		Total Common Stock
		(Cost $196,059,071)	213,965,133

Principal Amount			Value

SHORT-TERM INVESTMENTS: 13.1%

	Repurchase Agreement: 1.8%
$3,842,000	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $5,572,223 to be received upon repurchase (Collateralized by $5,865,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $5,682,019, due 09/15/08)		$3,842,000

	Total Repurchase Agreements
	(Cost $3,842,000)		$3,842,000

	Securities Lending CollateralCC: 11.3%
24,596,482	The Bank of New York Institutional Cash Reserves Fund		24,596,482

	Total Securities Lending Collateral
	(Cost $24,596,482)		24,596,482

	Total Short-Term Investments
	(Cost $28,438,482)		28,438,482

	Total Investments in Securities
	(Cost $224,497,553)*	111.5%	$242,403,615
	Other Assets and Liabilities—Net	(11.5)	(25,078,245)
	Net Assets	100.0%	$217,325,370

PORTFOLIO OF INVESTMENTS
ING VP Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $224,907,126.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$19,932,075
	Gross Unrealized Depreciation	(2,435,586)
	Net Unrealized Appreciation	$17,496,489

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%

		Advertising: 0.1%
56,050	@, L	Interpublic Group of Cos., Inc.	$535,838
30,500	L	Omnicom Group	2,539,125
			3,074,963
		Aerospace/Defense: 3.2%
291,400		Boeing Co.	22,708,802
120,700		General Dynamics Corp.	7,722,386
9,550		L-3 Communications Holdings, Inc.	819,295
154,550	L	Lockheed Martin Corp.	11,611,342
57,431	L	Northrop Grumman Corp.	3,921,963
191,750		Raytheon Co.	8,789,820
30,728		Rockwell Collins, Inc.	1,731,523
190,300		United Technologies Corp.	11,031,691
			68,336,822
		Agriculture: 1.9%
335,100		Altria Group, Inc.	23,745,186
266,277	L	Archer-Daniels-Midland Co.	8,960,221
45,500		Monsanto Co.	3,856,125
37,000	L	Reynolds America, Inc.	3,903,500
			40,465,032
		Airlines: 0.1%
124,900		Southwest Airlines Co.	2,246,951
			2,246,951
		Apparel: 0.6%
156,500	@	Coach, Inc.	5,411,770
16,400		Jones Apparel Group, Inc.	580,068
16,550	L	Liz Claiborne, Inc.	678,219
57,000		Nike, Inc.	4,850,700
24,200		VF Corp.	1,376,980
			12,897,737
		Auto Manufacturers: 0.3%
566,100	L	Ford Motor Co.	4,506,156
700	@, L	Navistar International Corp.	19,306
14,000		Paccar, Inc.	986,720
			5,512,182
		Auto Parts & Equipment: 0.1%
70,800	@, L	Goodyear Tire & Rubber Co.	1,025,184
3,150		Johnson Controls, Inc.	239,180
			1,264,364
		Banks: 5.5%
47,900		AmSouth Bancorp	1,295,695
796,947		Bank of America Corp.	36,292,966
127,550		Bank of New York	4,596,902
96,426		BB&T Corp.	3,779,899
72,500		Comerica, Inc.	4,202,825

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

18,900		Compass Bancshares, Inc.	$956,529
14,400	L	First Horizon National Corp.	599,760
35,110		Huntington Bancshares, Inc.	847,204
124,600		Keycorp	4,585,280
16,550	L	M&T Bank Corp.	1,889,017
26,800	L	Marshall & Ilsley Corp.	1,167,944
69,100		Mellon Financial Corp.	2,459,960
99,937	L	National City Corp.	3,487,801
30,500		Northern Trust Corp.	1,601,250
53,050		PNC Financial Services Group, Inc.	3,570,796
73,300	L	Regions Financial Corp.	2,577,961
52,850		State Street Corp.	3,193,726
59,900	L	SunTrust Banks, Inc.	4,358,324
39,494		Synovus Financial Corp.	1,069,892
309,047		US BanCorp.	9,425,934
278,486		Wachovia Corp.	15,609,140
146,650		Wells Fargo & Co.	9,366,536
12,050		Zions Bancorporation	996,897
			117,932,238
		Beverages: 2.9%
120,600	L	Anheuser-Busch Cos., Inc.	5,158,062
15,600	L	Brown-Forman Corp.	1,200,732
614,150		Coca-Cola Co.	25,714,461
53,350		Coca-Cola Enterprises, Inc.	1,085,139
32,000	@, L	Constellation Brands, Inc.	801,600
39,350	L	Pepsi Bottling Group, Inc.	1,195,847
476,200		PepsiCo, Inc.	27,519,598
			62,675,439
		Biotechnology: 1.0%
205,540	@	Amgen, Inc.	14,953,035
56,900	@, L	Biogen Idec, Inc.	2,679,990
17,800	@	Chiron Corp.	815,418
21,450	@	Genzyme Corp.	1,441,869
8,300	@, L	Millipore Corp.	606,398
			20,496,710
		Building Materials: 0.2%
32,050	L	American Standard Cos, Inc.	1,373,663
68,822		Masco Corp.	2,236,027
16,850		Vulcan Materials Co.	1,460,053
			5,069,743
		Chemicals: 1.2%
35,850		Air Products & Chemicals, Inc.	2,408,762
162,350		Dow Chemical Co.	6,591,410
12,550	L	Eastman Chemical Co.	642,309
35,700		Ecolab, Inc.	1,363,740
81,200		EI Du Pont de Nemours & Co.	3,427,452
18,050	L	Engelhard Corp.	714,961
9,600		International Flavors & Fragrances, Inc.	329,472
51,050		PPG Industries, Inc.	3,234,018
49,700		Praxair, Inc.	2,740,955
63,500		Rohm & Haas Co.	3,103,245
18,450	L	Sherwin-Williams Co.	912,168
9,900		Sigma-Aldrich Corp.	651,321
7,209	@	Tronox, Inc.	122,475
			26,242,288

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Commercial Services: 0.9%
23,200	@, L	Apollo Group, Inc.	$1,218,232
16,674		Cendant Corp.	289,294
800	@	Convergys Corp.	14,568
59,237		Equifax, Inc.	2,205,986
57,400	L	H&R Block, Inc.	1,242,710
123,850		McKesson Corp.	6,456,301
40,400	L	Moody’s Corp.	2,886,984
59,450		Paychex, Inc.	2,476,687
29,650	L	Robert Half International, Inc.	1,144,787
32,750		RR Donnelley & Sons Co.	1,071,580
			19,007,129
		Computers: 4.5%
20,200	@	Affiliated Computer Services, Inc.	1,205,132
158,000	@	Apple Computer, Inc.	9,909,760
30,150	@	Computer Sciences Corp.	1,674,833
436,000	@, L	Dell, Inc.	12,975,360
86,050	L	Electronic Data Systems Corp.	2,308,722
429,850		EMC Corp.	5,858,856
890,468		Hewlett-Packard Co.	29,296,397
359,650		International Business Machines Corp.	29,660,336
9,450	@, L	Lexmark International, Inc.	428,841
30,900	@, L	NCR Corp.	1,291,311
55,600	@, L	Network Appliance, Inc.	2,003,268
65,377	@	Unisys Corp.	450,448
			97,063,264
		Cosmetics/Personal Care: 2.4%
13,650		Alberto-Culver Co.	603,740
84,850		Colgate-Palmolive Co.	4,844,935
794,992		Procter & Gamble Co.	45,807,439
			51,256,114
		Distribution/Wholesale: 0.1%
46,650		Genuine Parts Co.	2,044,670
12,050		WW Grainger, Inc.	907,968
			2,952,638
		Diversified Financial Services: 9.0%
211,900		American Express Co.	11,135,345
45,080		Ameriprise Financial, Inc.	2,031,305
19,700		Bear Stearns Cos, Inc./The	2,732,390
49,800		Capital One Financial Corp.	4,009,896
182,650		Charles Schwab Corp./The	3,143,407
61,600		CIT Group, Inc.	3,296,832
860,700		Citigroup, Inc.	40,650,861
97,300	L	Countrywide Financial Corp.	3,570,910
56,000	@, L	E*Trade Financial Corp.	1,510,880
166,000		Fannie Mae	8,532,400
13,150		Federated Investors, Inc.	513,508
26,550		Franklin Resources, Inc.	2,502,072
114,200		Freddie Mac	6,966,200
153,050	L	Goldman Sachs Group, Inc.	24,022,728
34,900	L	Janus Capital Group, Inc.	808,633
586,300		JPMorgan Chase & Co.	24,413,532
115,450		Lehman Brothers Holdings, Inc.	16,685,989
172,819	L	Merrill Lynch & Co., Inc.	13,611,224
286,000		Morgan Stanley	17,966,520
67,750	L	SLM Corp.	3,518,935
18,700		T. Rowe Price Group, Inc.	1,462,527
			193,086,094

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Electric: 2.4%
130,350	@, L	AES Corp.	$2,223,771
14,700	@	Allegheny Energy, Inc.	497,595
133,000	L	American Electric Power Co., Inc.	4,524,660
40,000	L	CenterPoint Energy Resources Corp.	477,200
32,500	L	Cinergy Corp.	1,475,825
63,400	@, L	CMS Energy Corp.	821,030
32,900		Consolidated Edison, Inc.	1,431,150
33,399		Constellation Energy Group, Inc.	1,827,259
6,300		Dominion Resources, Inc.	434,889
27,100	L	DTE Energy Co.	1,086,439
191,400	L	Duke Energy Corp.	5,579,310
58,450		Edison International	2,406,971
12,100		Exelon Corp.	640,090
110,850		FirstEnergy Corp.	5,420,565
70,800	L	FPL Group, Inc.	2,841,912
58,350		Pacific Gas & Electric Co.	2,269,815
16,800		Pinnacle West Capital Corp.	656,880
53,700		PPL Corp.	1,578,780
41,000		Progress Energy, Inc.	1,803,180
41,250		Public Service Enterprise Group, Inc.	2,641,650
33,900	L	TECO Energy, Inc.	546,468
230,100		TXU Corp.	10,299,276
12,200		Xcel Energy, Inc.	221,430
			51,706,145
		Electrical Components & Equipment: 0.5%
119,829		Emerson Electric Co.	10,021,299
23,700		Molex, Inc.	786,840
			10,808,139
		Electronics: 0.6%
177,650	@	Agilent Technologies, Inc.	6,670,758
28,700		Applera Corp. - Applied Biosystems Group	778,918
52,350	@	Jabil Circuit, Inc.	2,243,721
27,000		PerkinElmer, Inc.	633,690
407,050	@, L	Solectron Corp.	1,628,200
23,250	@	Thermo Electron Corp.	862,343
18,750	@, L	Waters Corp.	809,063
			13,626,693
		Engineering & Construction: 0.1%
37,500		Fluor Corp.	3,217,500
			3,217,500
		Entertainment: 0.2%
102,900		International Game Technology	3,624,138
			3,624,138
		Environmental Control: 0.2%
104,150		Waste Management, Inc.	3,676,495
			3,676,495
		Food: 1.2%
6,000		Albertson’s, Inc.	154,020
14,700		Campbell Soup Co.	476,280
84,550		ConAgra Foods, Inc.	1,814,443

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

146,050		General Mills, Inc.	$7,401,814
59,500		HJ Heinz Co.	2,256,240
44,750		Kellogg Co.	1,970,790
109,450	@	Kroger Co.	2,228,402
18,050		McCormick & Co., Inc.	611,173
80,450		Safeway, Inc.	2,020,904
120,538		Sara Lee Corp.	2,155,219
56,250	L	Supervalu, Inc.	1,733,625
24,600		Whole Foods Market, Inc.	1,634,424
31,407		WM Wrigley Jr. Co.	2,010,048
			26,467,382
		Forest Products & Paper: 0.3%
8,100	L	International Paper Co.	280,017
47,300	L	Louisiana-Pacific Corp.	1,286,560
29,700		MeadWestvaco Corp.	811,107
3,000		Plum Creek Timber Co., Inc.	110,790
26,100	L	Temple-Inland, Inc.	1,162,755
40,300	L	Weyerhaeuser Co.	2,918,929
			6,570,158
		Gas: 0.3%
18,100		Nicor, Inc.	716,036
125,100		Sempra Energy	5,812,146
			6,528,182
		Hand/Machine Tools: 0.1%
23,150	L	Black & Decker Corp.	2,011,504
5,000	L	Snap-On, Inc.	190,600
10,750	L	Stanley Works	544,595
			2,746,699
		Healthcare — Products: 2.4%
6,700	L	Bausch & Lomb, Inc.	426,790
111,000		Baxter International, Inc.	4,307,910
45,750		Becton Dickinson & Co.	2,817,285
48,950	@, L	Boston Scientific Corp.	1,128,298
13,900		CR Bard, Inc.	942,559
26,800	L	Guidant Corp.	2,092,008
501,450		Johnson & Johnson	29,695,869
99,700		Medtronic, Inc.	5,059,775
49,550		St. Jude Medical, Inc.	2,031,550
47,500	L	Stryker Corp.	2,106,150
20,400	@, L	Zimmer Holdings, Inc.	1,379,040
			51,987,234
		Healthcare — Services: 2.4%
168,900	L	Aetna, Inc.	8,299,746
71,350	@, L	Coventry Health Care, Inc.	3,851,473
69,950	@	Humana, Inc.	3,682,868
20,700	@, L	Laboratory Corp. of America Holdings	1,210,536
13,700		Quest Diagnostics	702,810
345,200		UnitedHealth Group, Inc.	19,282,872
185,100	@	WellPoint, Inc.	14,332,293
			51,362,598
		Home Builders: 0.0%
11,300	L	Lennar Corp.	682,294
			682,294

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Home Furnishings: 0.1%
10,700		Harman International Industries, Inc.	$1,189,091
10,600	L	Whirlpool Corp.	969,582
			2,158,673
		Household Products/Wares: 0.3%
2,400		Clorox Co.	143,640
23,200		Fortune Brands, Inc.	1,870,616
83,900		Kimberly-Clark Corp.	4,849,420
			6,863,676
		Housewares: 0.1%
74,350	L	Newell Rubbermaid, Inc.	1,872,877
			1,872,877
		Insurance: 3.9%
52,500	@@	ACE Ltd.	2,730,525
81,400		Aflac, Inc.	3,673,582
108,050		Allstate Corp.	5,630,486
13,700	L	AMBAC Financial Group, Inc.	1,090,520
42,924		American International Group, Inc.	2,836,847
58,550		AON Corp.	2,430,411
60,950		Chubb Corp.	5,817,068
38,150		Cigna Corp.	4,983,153
22,818		Cincinnati Financial Corp.	959,953
65,700		Genworth Financial, Inc.	2,196,351
53,850		Hartford Financial Services Group, Inc.	4,337,618
2,175		Jefferson-Pilot Corp.	121,670
53,350		Lincoln National Corp.	2,912,377
11,206		Loews Corp.	1,134,047
44,900		Marsh & McLennan Cos., Inc.	1,318,264
19,700		MBIA, Inc.	1,184,561
226,600	L	Metlife, Inc.	10,960,642
14,500	L	MGIC Investment Corp.	966,135
84,900		Principal Financial Group	4,143,120
35,850		Progressive Corp.	3,737,721
150,700	L	Prudential Financial, Inc.	11,424,567
35,927		Safeco Corp.	1,803,895
120,300		St. Paul Cos.	5,027,337
19,600		Torchmark Corp.	1,119,160
45,350	L	UnumProvident Corp.	928,768
			83,468,778
		Internet: 0.6%
134,900	@, L	Amazon.com, Inc.	4,925,199
94,200	@	eBay, Inc.	3,679,452
10,500	@	Monster Worldwide, Inc.	523,530
171,910	@, L	Symantec Corp.	2,893,245
20,150	@, L	Yahoo!, Inc.	650,039
			12,671,465
		Iron/Steel: 0.4%
68,400		Nucor Corp.	7,167,636
18,050	L	United States Steel Corp.	1,095,274
			8,262,910

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Leisure Time: 0.3%
14,800	L	Brunswick Corp.	$575,128
71,750	L	Carnival Corp.	3,398,798
49,850	L	Harley-Davidson, Inc.	2,586,218
21,250		Sabre Holdings Corp.	500,013
			7,060,157
		Lodging: 0.2%
26,700	L	Hilton Hotels Corp.	679,782
33,050		Marriott International, Inc.	2,267,230
35,050	L	Starwood Hotels & Resorts Worldwide, Inc.	2,373,937
			5,320,949
		Machinery — Construction & Mining: 0.4%
114,600		Caterpillar, Inc.	8,229,426
			8,229,426
		Machinery — Diversified: 0.3%
6,450	L	Cummins, Inc.	677,895
39,300		Deere & Co.	3,106,665
26,150		Rockwell Automation, Inc.	1,880,447
			5,665,007
		Media: 1.8%
43,600		Clear Channel Communications, Inc.	1,264,836
35,850	@, L	Comcast Corp.	937,836
100	L	Dow Jones & Co., Inc.	3,930
13,800		EW Scripps Co.	616,998
4,000		Gannett Co., Inc.	239,680
161,300		McGraw-Hill Cos, Inc.	9,294,106
10,400		Meredith Corp.	580,216
17,150	L	New York Times Co.	434,067
404,450		News Corp., Inc.	6,717,915
74,500	L	Time Warner, Inc.	1,250,855
17,700	L	Tribune Co.	485,511
36,200	@, L	Univision Communications, Inc.	1,247,814
127,400		Viacom, Inc.	3,055,052
67,400	@	Viacom, Inc.	2,615,120
322,700	L	Walt Disney Co.	9,000,103
			37,744,039
		Mining: 0.8%
149,000		Alcoa, Inc.	4,553,440
83,900	L	Freeport-McMoRan Copper & Gold, Inc.	5,014,703
77,300		Newmont Mining Corp.	4,011,097
34,800		Phelps Dodge Corp.	2,802,444
			16,381,684
		Miscellaneous Manufacturing: 4.4%
128,000		3M Co.	9,688,320
11,050	@	Cooper Industries Ltd.	960,245
41,600		Danaher Corp.	2,643,680
30,800		Dover Corp.	1,495,648
24,600		Eastman Kodak Co.	699,624
21,200		Eaton Corp.	1,546,964
1,791,100	S	General Electric Co.	62,294,458
145,950		Honeywell International, Inc.	6,242,282
32,650		Illinois Tool Works, Inc.	3,144,522
59,000	@@	Ingersoll-Rand Co.	2,465,610
21,600		ITT Industries, Inc.	1,214,352
29,700	L	Leggett & Platt, Inc.	723,789
19,200		Parker Hannifin Corp.	1,547,712
10,950		Textron, Inc.	1,022,621
			95,689,827

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Office/Business Equipment: 0.2%
33,550		Pitney Bowes, Inc.	$1,440,302
141,250	@, L	Xerox Corp.	2,147,000
			3,587,302
		Oil & Gas: 9.2%
13,000		Amerada Hess Corp.	1,851,200
37,550		Anadarko Petroleum Corp.	3,792,926
53,704		Apache Corp.	3,518,149
68,600		Burlington Resources, Inc.	6,305,026
419,818	L	ChevronTexaco Corp.	24,336,849
342,788	L	ConocoPhillips	21,647,062
79,600	L	Devon Energy Corp.	4,869,132
44,100		EOG Resources, Inc.	3,175,200
1,397,000	S	Exxon Mobil Corp.	85,021,420
35,750		Kerr-McGee Corp.	3,413,410
61,700		Marathon Oil Corp.	4,699,689
2,700	L	Murphy Oil Corp.	134,514
21,100	@, @@, L	Nabors Industries Ltd.	1,510,338
127,450		Occidental Petroleum Corp.	11,808,243
14,200	L	Rowan Cos., Inc.	624,232
54,300	L	Sunoco, Inc.	4,212,051
266,300		Valero Energy Corp.	15,919,414
5,900		XTO Energy, Inc.	257,063
			197,095,918
		Oil & Gas Services: 1.1%
56,400		Baker Hughes, Inc.	3,857,760
84,550	L	Halliburton Co.	6,173,841
99,800	L	Schlumberger Ltd.	12,631,686
			22,663,287
		Packaging & Containers: 0.1%
26,650		Ball Corp.	1,168,070
27,000	@	Pactiv Corp.	662,580
12,100		Sealed Air Corp.	700,227
			2,530,877
		Pharmaceuticals: 5.6%
260,400		Abbott Laboratories	11,059,188
21,450		Allergan, Inc.	2,327,325
89,700	L	AmerisourceBergen Corp.	4,329,819
126,000		Cardinal Health, Inc.	9,389,520
74,750	@	Caremark Rx, Inc.	3,676,205
18,700	L	Eli Lilly & Co.	1,034,110
63,800	@, L	Express Scripts, Inc.	5,608,020
51,050	@, L	Forest Laboratories, Inc.	2,278,362
80,900	@	Gilead Sciences, Inc.	5,033,598
66,986	@	Hospira, Inc.	2,643,268
101,766	@	King Pharmaceuticals, Inc.	1,755,464
48,904	@	Medco Health Solutions, Inc.	2,798,287
546,350		Merck & Co., Inc.	19,247,911
35,400		Mylan Laboratories	828,360
1,242,450		Pfizer, Inc.	30,961,854
247,000		Schering-Plough Corp.	4,690,530
28,200	@	Watson Pharmaceuticals, Inc.	810,468
227,950		Wyeth	11,060,134
			119,532,423

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Pipelines: 0.1%
14,100	L	Kinder Morgan, Inc.	$1,297,059
69,350	L	Williams Cos., Inc.	1,483,397
			2,780,456
		Real Estate Investment Trust: 0.2%
13,550	L	Apartment Investment & Management Co.	635,495
16,500	L	Archstone-Smith Trust	804,705
3,900		Prologis	208,650
8,100	L	Public Storage, Inc.	657,963
32,900	L	Simon Property Group LP	2,768,206
			5,075,019
		Retail: 8.1%
29,000	@, L	Autonation, Inc.	624,950
8,900	@	Autozone, Inc.	887,241
39,800	@	Bed Bath & Beyond, Inc.	1,528,320
120,300	L	Best Buy Co., Inc.	6,728,379
68,150		Circuit City Stores, Inc.	1,668,312
140,950	L	Costco Wholesale Corp.	7,633,852
40,150		Darden Restaurants, Inc.	1,647,355
46,900		Dollar General Corp.	828,723
25,000		Family Dollar Stores, Inc.	665,000
47,570		Federated Department Stores	3,472,610
174,850		Gap, Inc./The	3,266,198
664,250		Home Depot, Inc.	28,097,775
106,150		JC Penney Co., Inc.	6,412,522
27,900	@, L	Kohl’s Corp.	1,478,979
5,550	L	Limited Brands	135,753
214,450		Lowe’s Cos., Inc.	13,819,158
504,350		McDonald’s Corp.	17,329,466
59,700		Nordstrom, Inc.	2,339,046
90,200	@	Office Depot, Inc.	3,359,048
17,100	@, L	Sears Holding Corp.	2,261,304
316,125		Staples, Inc.	8,067,510
328,000	@, L	Starbucks Corp.	12,345,920
163,700		Target Corp.	8,514,037
22,900		Tiffany & Co.	859,666
74,450		TJX Cos., Inc.	1,847,849
416,040		Wal-Mart Stores, Inc.	19,653,730
274,500		Walgreen Co.	11,839,185
35,350		Wendy’s International, Inc.	2,193,821
85,700		Yum! Brands, Inc.	4,187,302
			173,693,011
		Savings & Loans: 0.4%
39,400	L	Golden West Financial Corp.	2,675,260
58,900		Sovereign Bancorp, Inc.	1,290,499
85,047	L	Washington Mutual, Inc.	3,624,703
			7,590,462
		Semiconductors: 3.2%
65,900	@	Advanced Micro Devices, Inc.	2,185,244
58,450	@, L	Altera Corp.	1,206,408
112,400		Analog Devices, Inc.	4,303,796
268,850	L	Applied Materials, Inc.	4,707,564

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

73,950	@, L	Broadcom Corp.	$3,191,682
180,934	@, L	Freescale Semiconductor, Inc.	5,024,537
1,028,100		Intel Corp.	19,893,735
31,800	L	Kla-Tencor Corp.	1,537,848
40,100	L	Linear Technology Corp.	1,406,708
69,300	@	LSI Logic Corp.	801,108
48,800		Maxim Integrated Products	1,812,920
101,900	L	Micron Technology, Inc.	1,499,968
145,650		National Semiconductor Corp.	4,054,896
800	@, L	Novellus Systems, Inc.	19,200
25,100	@, L	Nvidia Corp.	1,437,226
36,600	@	QLogic Corp.	708,210
455,400		Texas Instruments, Inc.	14,786,838
			68,577,888
		Software: 4.8%
112,700	@, L	Adobe Systems, Inc.	3,935,484
95,250	@	Autodesk, Inc.	3,669,030
104,800		Automatic Data Processing, Inc.	4,787,264
93,300	@	BMC Software, Inc.	2,020,878
78,687	L	CA, Inc.	2,141,073
52,000	@	Citrix Systems, Inc.	1,970,800
182,250	@	Compuware Corp.	1,427,018
49,600	@, L	Electronic Arts, Inc.	2,714,112
125,989		First Data Corp.	5,898,805
24,700	@	Fiserv, Inc.	1,050,985
31,000		IMS Health, Inc.	798,870
54,500	@, L	Intuit, Inc.	2,898,855
2,177,550		Microsoft Corp.	59,251,136
147,013	@	Novell, Inc.	1,129,060
605,500	@	Oracle Corp.	8,289,295
31,360	@	Parametric Technology Corp.	512,109
			102,494,774
		Telecommunications: 6.1%
732,596	L	AT&T, Inc.	19,809,365
67,300	@, L	Avaya, Inc.	760,490
519,300		BellSouth Corp.	17,993,745
20,900	L	CenturyTel, Inc.	817,608
1,412,800	@	Cisco Systems, Inc.	30,615,376
55,000	L	Citizens Communications Co.	729,850
31,050	@, L	Comverse Technology, Inc.	730,607
265,150	@	Corning, Inc.	7,135,187
670,300		Motorola, Inc.	15,356,573
274,700	L	Qualcomm, Inc.	13,902,567
540,603	L	Sprint Corp. - FON Group	13,969,182
58,200	@	Tellabs, Inc.	925,380
266,550		Verizon Communications, Inc.	9,078,693
			131,824,623
		Textiles: 0.0%
22,200		Cintas Corp.	946,164
			946,164
		Toys/Games/Hobbies: 0.1%
68,450		Hasbro, Inc.	1,444,295
65,850	L	Mattel, Inc.	1,193,861
			2,638,156

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Transportation: 1.6%
66,950		Burlington Northern Santa Fe Corp.	$5,578,944
39,900		CSX Corp.	2,386,020
4,950		FedEx Corp.	559,053
175,050		Norfolk Southern Corp.	9,464,954
21,950	L	Union Pacific Corp.	2,049,033
186,700	L	United Parcel Service, Inc.	14,820,246
			34,858,250
		Total Common Stock
		(Cost $1,953,958,534)	2,129,861,443

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 12.8%

	Repurchase Agreement: 1.1%
$23,222,000	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $23,231,269 to be received upon repurchase (Collateralized by $20,788,000 Federal Home Loan Mortgage Corporation, 6.250%, Market Value plus accrued interest $23,686,771, due 07/15/32)		$23,222,000

	Total Repurchase Agreements
	(Cost $23,222,000)		23,222,000

	Securities Lending CollateralCC: 11.7%
252,262,484	The Bank of New York Institutional Cash Reserves Fund		252,262,484

	Total Securities Lending Collateral
	(Cost $252,262,484)		252,262,484

	Total Short-Term Investments
	(Cost $275,484,484)		275,484,484

	Total Investments in Securities
	(Cost $2,229,443,018)*	111.9%	$2,405,345,927
	Other Assets and Liabilities—Net	(11.9)	(256,310,970)
	Net Assets	100.0%	$2,149,034,957

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees

*	Cost for federal income tax purposes is $2,289,752,922.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$154,616,641
	Gross Unrealized Depreciation	(39,023,636)
	Net Unrealized Appreciation	$115,593,005

Information concerning open futures contracts at March 31, 2006 is shown below:

			Notional Market
Long Contracts		No. of Contracts	Value	Expiration Date	Unrealized Loss
S&P 500 FUTURE	X	17	5,539,025	06/15/2006	32,510
			$5,539,025		$32,510

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%

		Advertising: 0.3%
39,868	L	Catalina Marketing Corp.	$920,951
98,021		Harte-Hanks, Inc.	2,680,874
			3,601,825
		Aerospace/Defense: 0.5%
41,057	@, L	Alliant Techsystems, Inc.	3,168,369
44,838	L	DRS Technologies, Inc.	2,460,261
5,400	@	Sequa Corp.	528,120
			6,156,750
		Airlines: 0.2%
88,600	@, L	Airtran Holdings, Inc.	1,604,546
33,400	@, L	Alaska Air Group, Inc.	1,184,030
			2,788,576
		Apparel: 0.7%
116,432		Polo Ralph Lauren Corp.	7,056,944
63,862	@, L	Timberland Co.	2,185,996
			9,242,940
		Auto Parts & Equipment: 0.6%
121,282	L	ArvinMeritor, Inc.	1,808,315
10,300	L	Bandag, Inc.	431,261
63,550	L	BorgWarner, Inc.	3,815,542
51,008		Modine Manufacturing Co.	1,504,736
			7,559,854
		Banks: 3.8%
152,400		Associated Banc-Corp.	5,178,552
105,026		Bank of Hawaii Corp.	5,598,936
56,277	L	Cathay General Bancorp	2,118,266
46,828		City National Corp.	3,595,922
174,098		Colonial BancGroup, Inc.	4,352,450
51,215		Cullen/Frost Bankers, Inc.	2,752,806
45,607	L	FirstMerit Corp.	1,124,669
55,914		Greater Bay Bancorp	1,551,054
73,577	L	Investors Financial Services Corp.	3,448,554
134,942		Mercantile Bankshares Corp.	5,188,520
35,986	@, L	SVB Financial Group	1,909,057
125,933		TCF Financial Corp.	3,242,775
48,468		Texas Regional Bancshares, Inc.	1,429,327
20,700	L	Webster Financial Corp.	1,003,122
32,581	L	Westamerica Bancorporation	1,691,606
130,243		Wilmington Trust Corp.	5,646,034
			49,831,650
		Beverages: 0.2%
92,898		PepsiAmericas, Inc.	2,271,356
			2,271,356

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Biotechnology: 1.3%
80,680	@	Charles River Laboratories International, Inc.	$3,954,934
80,629	@, L	Invitrogen Corp.	5,654,512
351,200	@, L	Millennium Pharmaceuticals, Inc.	3,550,632
127,050	@, L	PDL BioPharma, Inc.	4,167,240
			17,327,318
		Building Materials: 0.9%
52,105		Florida Rock Industries, Inc.	2,929,343
87,524		Martin Marietta Materials, Inc.	9,367,694
			12,297,037
		Chemicals: 2.6%
102,535		Airgas, Inc.	4,008,093
42,529		Albemarle Corp.	1,928,690
24,688	L	Cabot Corp.	839,145
108,000		Chemtura Corp.	1,272,240
47,249	L	Ferro Corp.	944,980
40,688		FMC Corp.	2,521,842
111,829		Lubrizol Corp.	4,791,873
331,873	L	Lyondell Chemical Co.	6,604,273
17,800	L	Minerals Technologies, Inc.	1,039,698
81,160	L	Olin Corp.	1,742,505
125,128		RPM International, Inc.	2,244,796
47,800	L	Sensient Technologies Corp.	862,790
203,858		Valspar Corp.	5,681,522
			34,482,447
		Coal: 1.6%
80,100	L	Arch Coal, Inc.	6,082,794
297,700		Peabody Energy Corp.	15,007,057
			21,089,851
		Commercial Services: 5.0%
136,400		Adesa, Inc.	3,647,336
75,193	@, L	Alliance Data Systems Corp.	3,516,777
25,034		Banta Corp.	1,301,267
110,500	@, L	Career Education Corp.	4,169,165
99,400	@	ChoicePoint, Inc.	4,448,150
86,324	@, L	Corinthian Colleges, Inc.	1,243,066
75,076		Corporate Executive Board Co.	7,575,168
23,400	@, L	DeVry, Inc.	532,818
128,493	@	Education Management Corp.	5,345,309
78,892	@, L	Gartner, Inc.	1,100,543
42,148		ITT Educational Services, Inc.	2,699,579
17,585	L	Kelly Services, Inc.	477,784
72,742	@, L	Korn/Ferry Intl.	1,483,209
55,471	@, L	Laureate Education, Inc.	2,961,042
133,516		Manpower, Inc.	7,634,445
103,222	@, L	MPS Group, Inc.	1,579,297
192,813		Pharmaceutical Product Development, Inc.	6,673,258
119,643	@, L	Quanta Services, Inc.	1,916,681
25,000	@, L	Rent - A - Center, Inc.	639,750
44,731	L	Rollins, Inc.	905,355
45,954	@, L	Sotheby’s Holdings	1,334,504
75,300	@, L	United Rentals, Inc.	2,597,850
46,350	@, L	Valassis Communications, Inc.	1,361,300
			65,143,653

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Computers: 5.3%
36,783	@	Anteon International Corp.	$2,006,880
136,300	@	BISYS Group, Inc.	1,837,324
319,025	@, L	Cadence Design Systems, Inc.	5,898,772
240,893	@	Ceridian Corp.	6,130,727
155,500	@	Cognizant Technology Solutions Corp.	9,250,695
78,048	L	Diebold, Inc.	3,207,773
70,912	@, L	DST Systems, Inc.	4,108,641
53,173		Imation Corp.	2,281,653
76,713		Jack Henry & Associates, Inc.	1,754,426
140,200	@, L	McData Corp.	647,724
80,200	@, L	Mentor Graphics Corp.	886,210
88,424		Reynolds & Reynolds Co.	2,511,242
279,750	@	Sandisk Corp.	16,091,203
41,638	@, L	SRA International, Inc.	1,571,002
218,588	@	Synopsys, Inc.	4,885,442
333,178	@, L	Western Digital Corp.	6,473,649
			69,543,363
		Distribution/Wholesale: 0.8%
68,887	L	CDW Corp.	4,054,000
55,800		Fastenal Co.	2,641,572
46,931	@, L	Ingram Micro, Inc.	938,620
63,517	@	Tech Data Corp.	2,344,412
			9,978,604
		Diversified Financial Services: 3.2%
84,453		AG Edwards, Inc.	4,210,827
246,840	@, L	AmeriCredit Corp.	7,585,393
53,075	L	Eaton Vance Corp.	1,453,194
72,633	L	IndyMac Bancorp, Inc.	2,972,869
56,324	L	Jefferies Group, Inc.	3,294,954
139,396	L	Legg Mason, Inc.	17,470,501
97,731		Raymond James Financial, Inc.	2,888,928
94,400		Waddell & Reed Financial, Inc.	2,180,640
			42,057,306
		Electric: 4.4%
180,718		Alliant Energy Corp.	5,687,195
37,101	L	Black Hills Corp.	1,261,434
57,803		DPL, Inc.	1,560,681
168,693	L	Energy East Corp.	4,099,240
79,786	L	Great Plains Energy, Inc.	2,245,976
91,227	L	Hawaiian Electric Industries	2,474,989
48,522	L	Idacorp, Inc.	1,577,935
130,669	L	MDU Resources Group, Inc.	4,370,878
70,100	L	Northeast Utilities	1,369,053
121,010		NSTAR	3,462,096
139,689		OGE Energy Corp.	4,050,981
211,478		Pepco Holdings, Inc.	4,819,584
69,514		PNM Resources, Inc.	1,696,142
131,942		Puget Energy, Inc.	2,794,532
127,950		SCANA Corp.	5,020,758
225,200	@, L	Sierra Pacific Resources	3,110,012
39,728		Westar Energy, Inc.	826,740
130,850		Wisconsin Energy Corp.	5,232,692
43,632		WPS Resources Corp.	2,147,567
			57,808,485

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Electrical Components & Equipment: 0.8%
84,428		Ametek, Inc.	$3,795,883
67,489	@, L	Energizer Holdings, Inc.	3,576,917
67,456		Hubbell, Inc.	3,457,795
			10,830,595
		Electronics: 2.4%
98,937		Amphenol Corp.	5,162,533
230,807		Arrow Electronics, Inc.	7,448,142
164,621	@, L	Avnet, Inc.	4,178,081
69,531		Gentex Corp.	1,214,011
75,012	@	Kemet Corp.	710,364
61,025	L	National Instruments Corp.	1,990,636
67,536	@, L	Plexus Corp.	2,537,328
56,957	@	Thomas & Betts Corp.	2,926,451
39,168	@, L	Varian, Inc.	1,612,938
207,553	@, L	Vishay Intertechnology, Inc.	2,955,555
			30,736,039
		Engineering & Construction: 0.6%
32,900		Granite Construction, Inc.	1,601,572
65,681		Jacobs Engineering Group, Inc.	5,697,170
			7,298,742
		Entertainment: 0.6%
142,300		GTECH Holdings Corp.	4,845,315
39,598		International Speedway Corp.	2,015,538
51,850	@, L	Macrovision Corp.	1,148,478
			8,009,331
		Environmental Control: 0.8%
26,181	L	Mine Safety Appliances Co.	1,099,602
136,175		Republic Services, Inc.	5,788,799
47,871	@, L	Stericycle, Inc.	3,237,037
			10,125,438
		Food: 1.3%
152,700	@	Dean Foods Co.	5,929,341
149,854		Hormel Foods Corp.	5,065,065
64,786		JM Smucker Co.	2,572,004
36,373		Ruddick Corp.	884,228
40,100	@, L	Smithfield Foods, Inc.	1,176,534
29,670	L	Tootsie Roll Industries, Inc.	868,441
			16,495,613
		Forest Products & Paper: 0.6%
63,103	L	Bowater, Inc.	1,866,587
43,166		Glatfelter	791,233
57,450		Longview Fibre Co.	1,484,508
81,688	L	Rayonier, Inc.	3,724,156
			7,866,484
		Gas: 0.9%
88,748		AGL Resources, Inc.	3,199,365
130,850		Oneok, Inc.	4,219,913
78,612		Vectren Corp.	2,073,785
55,075		WGL Holdings, Inc.	1,675,382
			11,168,445

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Hand/Machine Tools: 0.2%
44,284		Kennametal, Inc.	$2,707,524
			2,707,524
		Healthcare — Products: 3.8%
71,011	L	Beckman Coulter, Inc.	3,875,070
129,800	@, L	Cytyc Corp.	3,657,764
150,371		Dentsply International, Inc.	8,744,074
65,499	@	Edwards Lifesciences Corp.	2,849,207
57,876	@	Gen-Probe, Inc.	3,190,125
132,967	@, L	Henry Schein, Inc.	6,363,801
68,138	L	Hillenbrand Industries, Inc.	3,746,909
39,900	@, L	Intuitive Surgical, Inc.	4,708,200
87,246		Steris Corp.	2,153,231
44,048	@, L	Techne Corp.	2,649,047
148,700	L	Varian Medical Systems, Inc.	8,350,992
			50,288,420
		Healthcare — Services: 2.4%
50,282	@	Apria Healthcare Group, Inc.	1,155,480
109,693	@	Community Health Systems, Inc.	3,965,402
70,263	@	Covance, Inc.	4,127,951
219,759	@	Health Net, Inc.	11,168,152
64,200	@, L	LifePoint Hospitals, Inc.	1,996,620
145,282	@, L	Lincare Holdings, Inc.	5,660,187
61,386		Universal Health Services, Inc.	3,117,795
			31,191,587
		Holding Companies — Diversified: 0.4%
92,408	L	Leucadia National Corp.	5,513,061
			5,513,061
		Home Builders: 0.2%
39,600	L	Thor Industries, Inc.	2,113,056
			2,113,056
		Home Furnishings: 0.1%
77,423	L	Furniture Brands International, Inc.	1,897,638
			1,897,638
		Household Products/Wares: 0.6%
69,589	L	American Greetings	1,504,514
28,950	L	Blyth, Inc.	608,529
71,834	L	Church & Dwight, Inc.	2,652,111
50,585	L	Scotts Co.	2,314,770
58,257	L	Tupperware Corp.	1,199,512
			8,279,436
		Insurance: 6.9%
93,612	L	American Financial Group, Inc.	3,895,195
58,879	L	AmerUs Group Co.	3,546,871
125,459		Brown & Brown, Inc.	4,165,239
73,184	@@	Everest Re Group Ltd.	6,833,190
195,310		Fidelity National Financial, Inc.	6,939,364
183,137		First American Corp.	7,171,645
60,430	L	Hanover Insurance Group, Inc./The	3,167,741
160,696		HCC Insurance Holdings, Inc.	5,592,221
40,776		Horace Mann Educators Corp.	766,589
39,225		Mercury General Corp.	2,153,453
131,878		Ohio Casualty Corp.	4,180,533

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

255,909		Old Republic International Corp.	$5,583,934
100,759		PMI Group, Inc.	4,626,853
75,517		Protective Life Corp.	3,756,216
159,083	L	Radian Group, Inc.	9,584,751
60,014		Stancorp Financial Group, Inc.	3,247,358
68,897		Unitrin, Inc.	3,204,399
215,487		WR Berkley Corp.	12,511,175
			90,926,727
		Internet: 1.5%
52,789	@	Avocent Corp.	1,675,523
102,700	@, L	Checkfree Corp.	5,186,350
45,000	@, L	F5 Networks, Inc.	3,262,050
318,200	@, L	McAfee, Inc.	7,741,806
80,100	@, L	RSA Security, Inc.	1,436,994
			19,302,723
		Iron/Steel: 0.2%
43,664		Steel Dynamics, Inc.	2,477,059
			2,477,059
		Leisure Time: 0.1%
61,600		Callaway Golf Co.	1,059,520
			1,059,520
		Lodging: 0.2%
49,148	L	Boyd Gaming Corp.	2,454,451
			2,454,451
		Machinery — Construction & Mining: 0.6%
138,500		Joy Global, Inc.	8,278,145
			8,278,145
		Machinery — Diversified: 0.8%
63,250	@, L	Flowserve Corp.	3,690,005
76,079		Graco, Inc.	3,456,269
47,414	L	Nordson Corp.	2,364,062
31,700	@, L	Zebra Technologies Corp.	1,417,624
			10,927,960
		Media: 1.0%
92,511	L	Belo Corp.	1,839,119
35,900	@	Emmis Communications Corp.	574,400
38,699		Entercom Communications Corp.	1,080,476
48,096	L	Lee Enterprises, Inc.	1,601,116
8,702	L	Media General, Inc.	405,687
100,783	L	Reader’s Digest Association, Inc.	1,486,549
35,006	@, L	Scholastic Corp.	936,761
6,573		Washington Post	5,105,578
43,420		Westwood One, Inc.	479,357
			13,509,043
		Metal Fabricate/Hardware: 0.9%
149,430		Precision Castparts Corp.	8,876,142
33,700		Timken Co.	1,087,499
69,602	L	Worthington Industries	1,396,216
			11,359,857

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Miscellaneous Manufacturing: 2.1%
26,111	L	Brink’s Co.	$1,325,394
31,122		Carlisle Cos., Inc.	2,545,780
85,864	L	Crane Co.	3,521,283
75,210	L	Donaldson Co., Inc.	2,541,346
45,744	L	Federal Signal Corp.	846,264
47,173		Harsco Corp.	3,897,433
14,006		Lancaster Colony Corp.	588,252
45,788		Pentair, Inc.	1,865,861
93,400		Roper Industries, Inc.	4,542,042
61,512		Teleflex, Inc.	4,406,105
17,105		Trinity Industries, Inc.	930,341
			27,010,101
		Office Furnishings: 0.6%
117,771		Herman Miller, Inc.	3,816,958
58,307		HNI, Corp.	3,440,113
			7,257,071
		Oil & Gas: 5.2%
129,730	@	Denbury Resources, Inc.	4,108,549
172,749		ENSCO International, Inc.	8,887,936
61,550	@, L	Forest Oil Corp.	2,288,429
79,338	L	Helmerich & Payne, Inc.	5,539,379
144,600	@	Newfield Exploration Co.	6,058,740
342,893		Noble Energy, Inc.	15,059,861
194,500		Patterson-UTI Energy, Inc.	6,216,220
57,900	L	Pioneer Natural Resources Co.	2,562,075
114,625		Pogo Producing Co.	5,759,906
182,250	@, L	Pride International, Inc.	5,682,555
188,600	@	Southwestern Energy Co.	6,071,034
			68,234,684
		Oil & Gas Services: 2.3%
221,882	@	Cooper Cameron Corp.	9,780,559
77,200	@	FMC Technologies, Inc.	3,954,184
147,000	@	Grant Prideco, Inc.	6,297,480
37,591	@, L	Hanover Compressor Co.	699,944
90,476		Smith International, Inc.	3,524,945
115,700	L	Tidewater, Inc.	6,390,111
			30,647,223
		Packaging & Containers: 0.4%
69,217		Packaging Corp. of America	1,553,229
114,634		Sonoco Products Co.	3,882,654
			5,435,883
		Pharmaceuticals: 1.7%
1		Allergan, Inc.	109
67,511	@, L	Cephalon, Inc.	4,067,538
134,869	L	Omnicare, Inc.	7,416,446
93,405	L	Perrigo Co.	1,523,436
119,350	@, L	Sepracor, Inc.	5,825,474
94,000	L	Valeant Pharmaceuticals International	1,489,900
87,695	@, L	VCA Antech, Inc.	2,497,554
			22,820,457
		Pipelines: 1.1%
54,698	L	Equitable Resources, Inc.	1,997,024
90,414		National Fuel Gas Co.	2,958,346

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

97,400	L	Questar Corp.	$6,822,870
65,300		Western Gas Resources, Inc.	3,150,725
			14,928,965

		Real Estate Investment Trust: 3.5%
98,550		AMB Property Corp.	5,348,309
122,600	L	Developers Diversified Realty Corp.	6,712,350
60,850	L	Highwoods Properties, Inc.	2,052,471
80,900	L	Hospitality Properties Trust	3,532,903
97,821		Liberty Property Trust	4,613,238
80,400	L	Macerich Co.	5,945,580
24,910		Mack-Cali Realty Corp.	1,195,680
110,712		New Plan Excel Realty Trust	2,871,869
76,742		Regency Centers Corp.	5,156,295
149,496		United Dominion Realty Trust, Inc.	4,266,616
89,190	L	Weingarten Realty Investors	3,634,493
			45,329,804
		Retail: 10.3%
70,483	@, L	99 Cents Only Stores	955,749
98,646	L	Abercrombie & Fitch Co.	5,751,062
121,775		Advance Auto Parts	5,070,711
61,200	@, L	Aeropostale, Inc.	1,845,792
251,700	L	American Eagle Outfitters	7,515,762
139,044	@, L	AnnTaylor Stores Corp.	5,115,429
75,950		Applebees International, Inc.	1,864,573
100,700		Barnes & Noble, Inc.	4,657,375
76,150	@, L	BJ’s Wholesale Club, Inc.	2,399,487
34,929	L	Bob Evans Farms, Inc.	1,037,741
26,700		Borders Group, Inc.	673,908
130,221		Brinker International, Inc.	5,501,837
116,828	@, L	Carmax, Inc.	3,817,939
53,250		CBRL Group, Inc.	2,338,208
88,121	@	Cheesecake Factory	3,300,131
354,366	@	Chico’s FAS, Inc.	14,401,434
190,176		Claire’s Stores, Inc.	6,905,291
78,264	@, L	Copart, Inc.	2,148,347
203,532	@, L	Dollar Tree Stores, Inc.	5,631,730
172,803		Foot Locker, Inc.	4,126,536
64,300	@, L	GameStop Corp.	3,031,102
150,400		Michaels Stores, Inc.	5,652,032
61,000		MSC Industrial Direct Co.	3,295,220
214,393	@	O’Reilly Automotive, Inc.	7,838,208
29,600	L	Outback Steakhouse, Inc.	1,302,400
83,650	@, L	Pacific Sunwear of California	1,853,684
131,250	@, L	Payless Shoesource, Inc.	3,004,313
157,950	L	Petsmart, Inc.	4,444,713
45,550		Regis Corp.	1,570,564
219,629	L	Ross Stores, Inc.	6,410,971
34,265	L	Ruby Tuesday, Inc.	1,099,221
62,596	@	Saks, Inc.	1,208,103
124,200	@, L	Urban Outfitters, Inc.	3,047,868
129,900	L	Williams-Sonoma, Inc.	5,507,760
			134,325,201
		Savings & Loans: 0.8%
97,475	L	Astoria Financial Corp.	3,017,826
78,155	L	First Niagara Financial Group, Inc.	1,145,752
83,050		Independence Community Bank Corp.	3,461,524
139,450		Washington Federal, Inc.	3,374,690
			10,999,792

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Semiconductors: 4.2%
172,874	@	Atmel Corp.	$815,965
96,600	@, L	Credence Systems Corp.	709,044
31,862	@	Cree, Inc.	1,045,392
136,800	@, L	Fairchild Semiconductor International, Inc.	2,608,776
225,360	@	Integrated Device Technology, Inc.	3,348,850
160,450		Intersil Corp.	4,640,214
267,572	@, L	Lam Research Corp.	11,505,596
311,365	@, L	MEMC Electronic Materials, Inc.	11,495,596
122,100	@, L	Micrel, Inc.	1,809,522
323,650	L	Microchip Technology, Inc.	11,748,495
81,950	@, L	Semtech Corp.	1,466,086
50,950	@, L	Silicon Laboratories, Inc.	2,799,703
182,530	@	Triquint Semiconductor, Inc.	898,048
			54,891,287

		Software: 2.5%
79,450		Acxiom Corp.	2,052,988
24,919	@, L	Advent Software, Inc.	708,198
70,125	@, L	CSG Systems International	1,631,108
108,309	@	D&B Corp.	8,305,134
73,212		Fair Isaac Corp.	2,900,659
105,314	L	Fidelity National Information Services, Inc.	4,270,483
140,389	L	MoneyGram International, Inc.	4,312,750
70,800		SEI Investments Co.	2,869,524
180,942	@, L	Sybase, Inc.	3,821,495
44,150	@, L	Transaction Systems Architects, Inc.	1,377,922
72,353	@	Wind River Systems, Inc.	900,795
			33,151,056
		Telecommunications: 1.8%
117,950		Adtran, Inc.	3,087,931
271,886	@	Cincinnati Bell, Inc.	1,228,925
63,694	@, L	CommScope, Inc.	1,818,464
208,573		Harris Corp.	9,863,417
36,698	@, L	Newport Corp.	692,124
19,000	L	Plantronics, Inc.	673,170
88,450	@, L	Polycom, Inc.	1,917,596
115,760		Telephone & Data Systems, Inc.	4,565,574
			23,847,201
		Textiles: 0.4%
59,432	@, L	Mohawk Industries, Inc.	4,797,351
			4,797,351
		Transportation: 3.2%
49,731	L	Alexander & Baldwin, Inc.	2,371,174
326,958	L	CH Robinson Worldwide, Inc.	16,050,368
58,753		CNF, Inc.	2,934,125
120,050	L	Expeditors International Washington, Inc.	10,371,120
139,200	L	JB Hunt Transport Services, Inc.	2,998,368
56,700	L	Overseas Shipholding Group	2,717,631
60,200	@, L	Swift Transportation Co., Inc.	1,308,146
65,525	@, L	YRC Worldwide, Inc.	2,493,882
			41,244,814

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Trucking & Leasing: 0.2%
52,238		GATX Corp.	$2,156,907
			2,156,907
		Water: 0.1%
58,759	L	Aqua America, Inc.	1,634,675
			1,634,675
		Total Common Stock
		(Cost $1,164,354,863)	1,304,710,381

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 21.2%

		Repurchase Agreement: 0.8%
$10,678,000		Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $10,682,262 to be received upon repurchase (Collateralized by $10,983,000 Federal National Mortgage Association, 4.250%, Market Value plus accrued interest $10,891,682, due 05/15/09)		$10,678,000

		Total Repurchase Agreements
		(Cost $10,678,000)		10,678,000

		Securities Lending CollateralCC: 20.3%
265,251,908		The Bank of New York Institutional Cash Reserves Fund		265,251,908

		Total Securities Lending Collateral
		(Cost $265,251,908)		265,251,908

		Total Short-Term Investments
		(Cost $275,929,000)		275,929,908

		Total Investments in Securities
		(Cost $1,440,284,771)*	120.8%	$1,580,640,289
		Other Assets and Liabilities — Net	(20.8)	(271,954,132)
		Net Assets	100.0%	$1,308,686,157

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*	Cost for federal income tax purposes is $1,449,456,003.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$149,807,498
		Gross Unrealized Depreciation		(18,623,212)
		Net Unrealized Appreciation		$131,184,286

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%

		Advertising: 0.3%
38,076	L	Advo, Inc.	$1,218,432
37,300	@, L	Ventiv Health, Inc.	1,239,106
			2,457,538
		Aerospace/Defense: 1.8%
46,100	@, L	AAR Corp.	1,312,928
66,322	@, L	Armor Holdings, Inc.	3,865,909
29,425		Curtiss-Wright Corp.	1,947,935
7,400	L	EDO Corp.	228,290
31,267	@, L	Esterline Technologies Corp.	1,336,664
31,728		Kaman Corp.	798,276
46,516	@, L	Moog, Inc.	1,650,853
116,249	@	Teledyne Technologies, Inc.	4,138,464
19,825	@	Triumph Group, Inc.	877,455
			16,156,774
		Agriculture: 0.2%
49,228	L	Delta & Pine Land Co.	1,484,716
			1,484,716
		Airlines: 0.7%
78,797	@, L	Mesa Air Group, Inc.	901,438
197,816		Skywest, Inc.	5,790,074
			6,691,512
		Apparel: 1.6%
1,234	@	Ashworth, Inc.	12,254
110,645	@	Gymboree Corp.	2,881,196
86,517		K-Swiss, Inc.	2,607,622
88,675		Kellwood Co.	2,783,508
18,375	L	Oxford Industries, Inc.	939,514
48,800		Phillips-Van Heusen	1,864,648
63,162	@, L	Quiksilver, Inc.	875,425
42,300	L	Russell Corp.	583,740
52,112		Stride Rite Corp.	754,582
72,038		Wolverine World Wide, Inc.	1,594,201
			14,896,690
		Auto Manufacturers: 0.7%
98,449		Oshkosh Truck Corp.	6,127,466
16,600		Wabash National Corp.	327,850
			6,455,316
		Auto Parts & Equipment: 0.1%
25,650	L	Superior Industries International	496,584
			496,584
		Banks: 4.9%
45,200	L	Boston Private Financial Holdings, Inc.	1,527,308
43,521	L	Central Pacific Financial Corp.	1,598,091

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

64,688		Chittenden Corp.	$1,874,011
54,410	L	Community Bank System, Inc.	1,214,975
79,150	L	East-West Bancorp, Inc.	3,051,233
112,190	@@, L	First Bancorp Puerto Rico	1,386,668
63,587		First Midwest Bancorp, Inc.	2,325,377
29,878	L	First Republic Bank	1,129,986
229,457		Fremont General Corp.	4,947,093
39,961	L	Glacier Bancorp, Inc.	1,240,789
51,058		Gold Banc Corp., Inc.	935,383
51,860		Hanmi Financial Corp.	936,592
36,664		Irwin Financial Corp.	708,715
22,671		Nara Bancorp, Inc.	397,876
24,456		Prosperity Bancshares, Inc.	738,816
43,314		Provident Bankshares Corp.	1,578,795
91,682	L	Republic Bancorp, Inc.	1,103,851
105,297		South Financial Group, Inc.	2,753,517
93,770		Sterling Bancshares, Inc.	1,692,549
61,200		Susquehanna Bancshares, Inc.	1,577,124
98,717	L	Trustco Bank Corp. NY	1,201,386
120,646		UCBH Holdings, Inc.	2,282,622
56,736		Umpqua Holdings Corp.	1,616,976
48,801		United Bankshares, Inc.	1,867,614
84,114		Whitney Holding Corp.	2,982,682
31,040	L	Wintrust Financial Corp.	1,805,597
			44,475,626
		Beverages: 0.2%
16,200	@, L	Hansen Natural Corp.	2,042,010
7,000	@, L	Peet’s Coffee & Tea, Inc.	210,000
			2,252,010
		Biotechnology: 0.4%
62,625	@, L	Arqule, Inc.	359,468
31,600	@, L	Enzo Biochem, Inc.	426,600
20,075	@, L	Integra LifeSciences Holdings Corp.	822,674
70,025	@, L	Regeneron Pharmaceuticals, Inc.	1,164,516
110,066	@, L	Savient Pharmaceuticals, Inc.	586,652
			3,359,910
		Building Materials: 1.5%
34,930	L	Apogee Enterprises, Inc.	589,618
52,675	@	Drew Industries, Inc.	1,872,596
22,950		ElkCorp	774,563
75,381		Lennox International, Inc.	2,250,877
46,169	@, L	NCI Building Systems, Inc.	2,759,521
48,400		Simpson Manufacturing Co., Inc.	2,095,720
30,700	L	Texas Industries, Inc.	1,857,043
20,792	L	Universal Forest Products, Inc.	1,320,084
			13,520,022
		Chemicals: 1.1%
27,597		Arch Chemicals, Inc.	838,949
70,698		HB Fuller Co.	3,629,635
34,380	L	MacDermid, Inc.	1,105,317
38,900	@	OM Group, Inc.	894,700
23,020	@	Omnova Solutions, Inc.	140,882
23,048		Penford Corp.	370,612
120,800	@	PolyOne Corp.	1,125,856
6,200		Quaker Chemical Corp.	134,850

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

67,436		Schulman A, Inc.	$1,669,041
48,451	L	Wellman, Inc.	308,148
			10,217,990
		Coal: 0.4%
103,550		Massey Energy Co.	3,735,049
			3,735,049
		Commercial Services: 3.5%
24,209	L	Aaron Rents, Inc.	657,759
47,175		ABM Industries, Inc.	904,345
79,320	L	Administaff, Inc.	4,311,835
41,150		Arbitron, Inc.	1,391,693
27,600		Bowne & Co., Inc.	460,092
28,850		Central Parking Corp.	461,600
34,894	L	Chemed Corp.	2,070,610
35,933	@, L	Coinstar, Inc.	931,024
25,916	@	Consolidated Graphics, Inc.	1,350,742
14,970		CPI Corp.	305,388
32,500		Gevity HR, Inc.	794,950
46,399		Healthcare Services Group	991,083
25,322	@, L	Heidrick & Struggles International, Inc.	918,682
48,750		Hooper Holmes, Inc.	140,888
16,000	@	iPayment, Inc.	685,600
71,870	@, L	Labor Ready, Inc.	1,721,287
90,052	@, L	Live Nation, Inc.	1,786,632
25,200		MAXIMUS, Inc.	906,696
42,898	@	NCO Group, Inc.	1,018,828
23,795	@	On Assignment, Inc.	261,269
59,808	@, L	Parexel International Corp.	1,581,324
26,696	L	Pre-Paid Legal Services, Inc.	947,174
19,518	@	SourceCorp.	470,579
126,124	@	Spherion Corp.	1,311,690
12,650	L	Startek, Inc.	298,034
25,968	@, L	Universal Technical Institute, Inc.	781,637
33,500	@, L	Vertrue, Inc.	1,400,300
29,725		Viad Corp.	1,018,973
12,400	@	Volt Information Sciences, Inc.	378,944
31,747		Watson Wyatt & Co. Holdings	1,034,317
			31,293,975
		Computers: 2.8%
55,328		Agilysys, Inc.	833,240
41,124	@, L	CACI International, Inc.	2,703,903
33,546	@	Carreker Corp.	215,701
10,350	@, L	Catapult Communications Corp.	137,655
50,320	@, L	Ciber, Inc.	321,042
50,315		Factset Research Systems, Inc.	2,231,470
67,600	@, L	Komag, Inc.	3,217,760
43,387	@, L	Kronos, Inc.	1,622,240
62,501	@, L	Manhattan Associates, Inc.	1,375,022
28,476	@, L	Mercury Computer Systems, Inc.	461,311
133,852	@	Micros Systems, Inc.	6,166,562
66,877		MTS Systems Corp.	2,797,465
28,035	@, L	Radiant Systems, Inc.	379,033
20,900	@, L	Radisys Corp.	414,865
55,265	@, L	Synaptics, Inc.	1,215,277
42,787		Talx Corp.	1,218,574
			25,311,120

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

		Distribution/Wholesale: 2.5%
143,471	@, L	Brightpoint, Inc.	$4,456,209
97,518	L	Building Materials Holding Corp.	3,475,542
59,458	@	LKQ Corp.	1,237,321
50,211		Owens & Minor, Inc.	1,645,414
16,519	@, L	Scansource, Inc.	997,913
69,235	L	SCP Pool Corp.	3,247,814
109,266	L	United Stationers, Inc.	5,802,025
31,478		Watsco, Inc.	2,236,512
			23,098,750
		Diversified Financial Services: 1.3%
33,275	L	Financial Federal Corp.	974,958
94,875	@	Investment Technology Group, Inc.	4,724,775
31,885	@, L	LaBranche & Co., Inc.	504,102
25,839	@	Piper Jaffray Cos	1,421,145
53,710	@, L	Portfolio Recovery Associates, Inc.	2,515,239
26,497		SWS Group, Inc.	692,897
38,403	@, L	World Acceptance, Corp.	1,052,242
			11,885,358
		Electric: 1.0%
40,939	L	Allete, Inc.	1,907,757
62,750	L	Avista Corp.	1,295,788
16,450		CH Energy Group, Inc.	789,600
67,649	L	Cleco Corp.	1,510,602
59,376	@, L	El Paso Electric Co.	1,130,519
4,900		Green Mountain Power Corp.	141,561
15,930	L	UIL Holdings Corp.	833,936
42,825		Unisource Energy Corp.	1,306,163
			8,915,926
		Electrical Components & Equipment: 0.6%
37,100	@, L	Advanced Energy Industries, Inc.	524,223
18,153	@, L	Artesyn Technologies, Inc.	198,775
53,257	L	Belden Cdt, Inc.	1,450,188
28,778	@	Greatbatch, Inc.	630,526
50,340	@, L	Intermagnetics General Corp.	1,261,017
29,806	@	Littelfuse, Inc.	1,017,279
24,184	L	Vicor Corp.	477,150
			5,559,158
		Electronics: 4.1%
10,651		Analogic Corp.	705,096
23,116		Bel Fuse, Inc.	809,753
22,600	@	Benchmark Electronics, Inc.	866,710
64,794		Brady Corp.	2,427,183
47,776	@, L	Checkpoint Systems, Inc.	1,284,219
79,805	@, L	Coherent, Inc.	2,801,954
46,175		CTS Corp.	617,822
13,973		Cubic Corp.	334,514
121,181	@, L	Cymer, Inc.	5,506,465
16,963	L	Daktronics, Inc.	619,150
26,211	@, L	Dionex Corp.	1,611,452
38,314	@	Electro Scientific Industries, Inc.	847,889
29,259	@, L	FEI Co.	580,791
92,399	@, L	Flir Systems, Inc.	2,625,056
32,908	@, L	Itron, Inc.	1,969,544

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

21,850		Keithley Instruments, Inc.	$335,616
38,043		Methode Electronics, Inc.	414,288
40,672		Park Electrochemical Corp.	1,199,824
42,675	@, L	Paxar Corp.	835,150
21,379	@, L	Photon Dynamics, Inc.	400,856
50,595	@, L	Planar Systems, Inc.	856,067
21,550	@, L	Rogers Corp.	1,174,044
10,125	@	SBS Technologies, Inc.	164,025
26,875	@, L	Sonic Solutions, Inc.	486,706
53,005		Technitrol, Inc.	1,271,060
75,800	@	Trimble Navigation Ltd.	3,414,790
33,950	L	Watts Water Technologies, Inc.	1,233,743
46,545	L	Woodward Governor Co.	1,547,621
17,995	L	X-Rite, Inc.	238,974
			37,180,362
		Energy — Alternate Sources: 0.2%
55,713	@, L	Headwaters, Inc.	2,216,820
			2,216,820
		Engineering & Construction: 1.1%
70,304	@, L	EMCOR Group, Inc.	3,491,297
33,780	@, L	Insituform Technologies, Inc.	898,548
101,339	@	Shaw Group, Inc.	3,080,706
57,558	@	URS Corp.	2,316,710
			9,787,261
		Entertainment: 0.4%
62,549	@, L	Pinnacle Entertainment, Inc.	1,762,005
43,975	@, L	Shuffle Master, Inc.	1,571,667
			3,333,672
		Environmental Control: 0.7%
41,994	@, L	Aleris International, Inc.	2,018,652
74,876	@	Tetra Tech, Inc.	1,429,383
66,450	@, L	Waste Connections, Inc.	2,645,375
			6,093,410
		Food: 1.9%
14,711	L	American Italian Pasta Co.	92,091
98,401		Corn Products International, Inc.	2,909,718
68,706		Flowers Foods, Inc.	2,040,568
22,900	@, L	Great Atlantic & Pacific Tea Co.	799,897
47,488	@, L	Hain Celestial Group, Inc.	1,243,711
39,648	L	J&J Snack Foods Corp.	1,331,776
34,955	L	Lance, Inc.	786,488
17,005	L	Nash Finch Co.	508,450
128,513	@, L	Performance Food Group Co.	4,008,320
39,018	@, L	Ralcorp Holdings, Inc.	1,484,635
37,424	@, L	TreeHouse Foods, Inc.	993,607
18,500	@, L	United Natural Foods, Inc.	646,945
			16,846,206
		Forest Products & Paper: 0.4%
24,225	@	Buckeye Technologies, Inc.	219,236
28,388	@, L	Caraustar Industries, Inc.	292,113
15,871		Deltic Timber Corp.	961,783
15,950	L	Neenah Paper, Inc.	522,363
35,875		Rock-Tenn Co.	537,766

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

20,423		Schweitzer-Mauduit International, Inc.	$490,152
67,273		Wausau-Mosinee Paper Corp.	953,258
			3,976,671
		Gas: 2.7%
112,078		Atmos Energy Corp.	2,951,014
9,584	L	Cascade Natural Gas Corp.	188,805
99,783		Energen Corp.	3,492,405
38,151		Laclede Group, Inc.	1,313,157
65,664	L	New Jersey Resources Corp.	2,971,296
41,541	L	Northwest Natural Gas Co.	1,474,290
42,789	L	Piedmont Natural Gas Co.	1,026,508
38,069		South Jersey Industries, Inc.	1,038,142
131,556		Southern Union Co.	3,266,535
49,295	L	Southwest Gas Corp.	1,377,795
233,879		UGI Corp.	4,927,831
			24,027,778
		Hand/Machine Tools: 0.3%
36,942	L	Baldor Electric Co.	1,251,226
39,953		Regal-Beloit Corp.	1,688,813
			2,940,039
		Healthcare — Products: 4.9%
92,626	@, L	American Medical Systems Holdings, Inc.	2,084,085
13,000	@, L	Arthrocare Corp.	621,660
23,150	@, L	Biosite, Inc.	1,202,180
23,255	L	Cooper Cos., Inc.	1,256,468
14,326		Datascope Corp.	566,737
31,254		Diagnostic Products Corp.	1,488,628
28,776	@, L	DJ Orthopedics, Inc.	1,144,134
60,350	@, L	Haemonetics Corp.	3,063,970
97,170	@, L	Hologic, Inc.	5,378,360
17,825	@, L	ICU Medical, Inc.	645,087
65,734	@, L	Idexx Laboratories, Inc.	5,676,788
60,457	@, L	Immucor, Inc.	1,734,511
13,264		Invacare Corp.	411,980
27,015	L	LCA-Vision, Inc.	1,353,722
52,900		Mentor Corp.	2,396,899
57,203	@	Osteotech, Inc.	250,549
24,150	@	Possis Medical, Inc.	245,364
95,325	@	Resmed, Inc.	4,192,394
156,676	@	Respironics, Inc.	6,096,263
16,950	@, L	SurModics, Inc.	599,352
54,600	@	Sybron Dental Specialties, Inc.	2,251,704
39,400	@	Viasys Healthcare, Inc.	1,185,152
11,203		Vital Signs, Inc.	615,381
			44,461,368
		Healthcare — Services: 3.1%
68,373	@, L	Ameri Group Corp.	1,438,568
38,075	@, L	Amsurg Corp.	863,922
56,406	@, L	Centene Corp.	1,645,363
26,100	@, L	Genesis HealthCare Corp.	1,146,834
27,608	@	Gentiva Health Services, Inc.	502,742
44,900	@, L	Healthways, Inc.	2,287,206
122,259	@, L	Odyssey HealthCare, Inc.	2,104,077
55,350	@	Pediatrix Medical Group, Inc.	5,681,124
8,875	@	RehabCare Group, Inc.	167,294

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

164,093	@, L	Sierra Health Services	$6,678,585
95,079	@, L	Sunrise Senior Living, Inc.	3,705,229
57,627	@, L	United Surgical Partners International, Inc.	2,040,572
			28,261,516
		Home Builders: 1.6%
100,460	@, L	Champion Enterprises, Inc.	1,502,882
11,150	L	Coachmen Industries, Inc.	126,887
83,250	@, L	Fleetwood Enterprises, Inc.	929,903
27,762	L	Monaco Coach Corp.	372,011
12,425	@, L	NVR, Inc.	9,181,429
9,425	L	Skyline Corp.	390,007
36,550	L	Standard-Pacific Corp.	1,228,811
39,750	L	Winnebago Industries	1,206,015
			14,937,945
		Home Furnishings: 0.5%
40,999	@, L	Audiovox Corp.	489,528
15,388	L	Bassett Furniture Industries, Inc.	306,991
52,019		Ethan Allen Interiors, Inc.	2,185,838
66,930	L	La-Z-Boy, Inc.	1,137,810
			4,120,167
		Household Products/Wares: 0.6%
22,741	L	CNS, Inc.	489,841
22,859	@, L	Fossil, Inc.	424,720
35,611	L	Harland John H. Co.	1,399,512
143,700	@	Playtex Products, Inc.	1,504,539
18,325	@, L	Spectrum Brands, Inc.	398,019
18,879		Standard Register Co.	292,625
21,825		WD-40 Co.	673,301
			5,182,557
		Housewares: 0.8%
9,725	L	Libbey, Inc.	68,853
5,919		National Presto Industries, Inc.	291,037
137,985		Toro Co.	6,588,784
			6,948,674
		Insurance: 4.5%
62,157		Delphi Financial Group	3,209,166
49,525	L	Hilb Rogal & Hamilton Co.	2,041,421
72,490	L	Infinity Property & Casualty Corp.	3,025,733
60,225	L	Landamerica Financial Group, Inc.	4,086,266
181,932	@	Philadelphia Consolidated Holding Co.	6,211,158
37,430		Presidential Life Corp.	951,096
41,702	@, L	ProAssurance Corp.	2,168,504
48,951		RLI Corp.	2,804,892
66,447	L	Selective Insurance Group	3,521,691
41,005	L	Stewart Information Services Corp.	1,930,515
129,016		UICI	4,772,302
9,055	L	United Fire & Casualty Co.	297,910
124,800		Zenith National Insurance Corp.	6,006,624
			41,027,278
		Internet: 1.2%
16,050	@, L	Blue Coat Systems, Inc.	348,927
45,100	@	Digital Insight Corp.	1,641,640
62,421	@	Infospace, Inc.	1,744,667

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

87,031	@, L	Internet Security Systems	$2,087,003
32,675	@, L	j2 Global Communications, Inc.	1,535,725
67,221	@, L	Secure Computing Corp.	775,730
17,125	@, L	WebEx Communications, Inc.	576,599
66,620	@, L	Websense, Inc.	1,837,380
			10,547,671
		Iron/Steel: 1.7%
29,215	L	Carpenter Technology	2,761,402
28,400	@	Chaparral Steel Co.	1,843,728
29,727	L	Cleveland-Cliffs, Inc.	2,589,816
7,750	@	Material Sciences Corp.	93,620
61,025		Reliance Steel & Aluminum Co.	5,731,468
57,031		Ryerson Tull, Inc.	1,526,150
24,786	L	Steel Technologies, Inc.	602,300
			15,148,484
		Leisure Time: 0.7%
25,985	L	Arctic Cat, Inc.	625,199
51,100	@, L	Bally Total Fitness Holding Corp.	478,807
18,800	@, L	K2, Inc.	235,940
92,429	@, L	Multimedia Games, Inc.	1,375,344
12,050	@, L	Pegasus Solutions, Inc.	113,391
56,667	L	Polaris Industries, Inc.	3,091,752
11,600	L	WMS Industries, Inc.	349,160
			6,269,593
		Lodging: 0.2%
46,600	@, L	Aztar Corp.	1,956,734
			1,956,734
		Machinery — Construction & Mining: 0.5%
9,049	@	Astec Industries, Inc.	324,859
140,096		JLG Industries, Inc.	4,313,556
			4,638,415
		Machinery — Diversified: 2.3%
46,129	L	Albany International Corp.	1,757,054
85,415		Applied Industrial Technologies, Inc.	3,809,509
68,200	L	Briggs & Stratton Corp.	2,412,234
63,475		Cognex Corp.	1,881,399
33,500	@	Gardner Denver, Inc.	2,184,200
43,902	@	Gerber Scientific, Inc.	453,947
70,516		IDEX Corp.	3,678,820
24,932		Lindsay Manufacturing Co.	675,408
40,558		Manitowoc Co.	3,696,862
			20,549,433
		Media: 0.0%
9,525		Thomas Nelson, Inc.	278,606
			278,606
		Metal Fabricate/Hardware: 2.4%
21,075		AM Castle & Co.	621,713
166,729		Commercial Metals Co.	8,918,334
93,625	L	Kaydon Corp.	3,778,705
10,242		Lawson Products	419,307
45,250	L	Mueller Industries, Inc.	1,614,973
28,708	@, L	NS Group, Inc.	1,321,429

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

57,854		Quanex Corp.	$3,854,812
26,375		Valmont Industries, Inc.	1,108,805
			21,638,078
		Mining: 0.2%
24,496	@, L	Brush Engineered Materials, Inc.	483,796
27,325	@, L	Century Aluminum Co.	1,159,946
			1,643,742
		Miscellaneous Manufacturing: 2.9%
151,275		Acuity Brands, Inc.	6,051,000
68,346	L	AO Smith Corp.	3,608,669
113,788		Aptargroup, Inc.	6,286,787
21,575	L	Barnes Group, Inc.	873,788
35,125	@, L	Ceradyne, Inc.	1,752,738
72,133		Clarcor, Inc.	2,567,935
70,144	@, L	EnPro Industries, Inc.	2,405,939
28,573	@, L	Griffon Corp.	709,753
6,100	@	Lydall, Inc.	58,865
2,000	@, L	Mascotech, Inc.	0
39,837	L	Myers Industries, Inc.	636,994
11,165		Standex International Corp.	353,484
24,300	L	Sturm Ruger & Co., Inc.	193,914
35,220		Tredegar Corp.	560,350
			26,060,216
		Office Furnishings: 0.1%
69,782	@	Interface, Inc.	963,689
			963,689
		Office/Business Equipment: 0.1%
30,364	@, L	Global Imaging Systems, Inc.	1,153,225
			1,153,225
		Oil & Gas: 4.3%
63,050		Cabot Oil & Gas Corp.	3,021,987
164,517		Cimarex Energy Co.	7,117,005
151,625		Frontier Oil Corp.	8,998,944
23,583		Penn Virginia Corp.	1,674,393
21,538	@, L	Petroleum Development Corp.	976,964
30,872	@	Remington Oil & Gas Corp.	1,334,288
124,118	L	St. Mary Land & Exploration Co.	5,067,738
36,743	@, L	Stone Energy Corp.	1,621,469
99,373	@, L	Swift Energy Co.	3,722,513
97,718	@	Unit Corp.	5,447,779
			38,983,080
		Oil & Gas Services: 2.4%
7,822	@, L	Dril-Quip, Inc.	554,189
107,806	@, L	Helix Energy Solutions	4,085,847
9,750	@, L	Hydril	760,013
38,954	@	Lone Star Technologies	2,158,441
19,133	L	Lufkin Industries, Inc.	1,060,734
59,515	@, L	Maverick Tube Corp.	3,153,700
34,600	@	Oceaneering International, Inc.	1,982,580
27,825	@, L	Seacor Smit, Inc.	2,203,740
43,649	@, L	Tetra Technologies, Inc.	2,053,249
47,578	@, L	Veritas DGC, Inc.	2,159,565
36,775	@	W-H Energy Services, Inc.	1,636,120
			21,808,178

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

		Packaging & Containers: 0.1%
34,050		Chesapeake Energy Corp.	$472,614
			472,614
		Pharmaceuticals: 1.2%
145,213	L	Alpharma, Inc.	3,894,613
10,875	@, L	Bradley Pharmaceuticals, Inc.	161,711
45,292	@, L	Connetics Corp.	766,794
124,504		Medicis Pharmaceutical	4,058,830
13,126		Natures Sunshine Prods, Inc.	164,075
69,566	@	NBTY, Inc.	1,566,626
49,400	@	Theragenics Corp.	156,104
13,050	@, L	USANA Health Sciences, Inc.	544,446
			11,313,199
		Real Estate Investment Trust: 2.7%
40,356		Acadia Realty Trust	950,384
61,644	L	Colonial Properties Trust	3,090,214
72,450	L	Commercial Net Lease Realty	1,688,085
17,313		EastGroup Properties, Inc.	821,329
33,642		Entertainment Properties Trust	1,412,291
33,085		Essex Property Trust, Inc.	3,597,332
40,711		Glenborough Realty Trust, Inc.	885,464
39,035		Kilroy Realty Corp.	3,015,844
27,707	L	Lexington Corporate Properties Trust	577,691
26,000		LTC Properties, Inc.	604,760
73,100		New Century Financial Corp.	3,364,062
10,708		Parkway Properties, Inc./Md	467,725
25,200		Shurgard Storage Centers, Inc.	1,679,076
20,434		Sovran Self Storage, Inc.	1,127,957
23,170	L	Town & Country Trust	940,470
			24,222,684
		Retail: 9.7%
64,599		Brown Shoe Co., Inc.	3,390,156
59,100		Burlington Coat Factory Warehouse Corp.	2,686,095
66,838	L	Casey’s General Stores, Inc.	1,528,585
37,950		Cash America International, Inc.	1,139,259
40,893	L	Cato Corp.	975,707
46,510	@	CEC Entertainment, Inc.	1,563,666
75,012	@, L	Childrens Place	4,343,195
124,575		Christopher & Banks Corp.	2,891,386
76,195	@, L	Dress Barn, Inc.	3,653,550
51,500	L	Finish Line	847,175
51,466	L	Fred’s, Inc.	682,439
39,039	@, L	Genesco, Inc.	1,518,227
24,525	L	Group 1 Automotive, Inc.	1,165,919
13,250	@, L	Guitar Center, Inc.	632,025
28,625	L	Haverty Furniture Cos., Inc.	410,769
130,925	@, L	Hibbett Sporting Goods, Inc.	4,319,216
59,593	@, L	HOT Topic, Inc.	864,099
30,290	L	IHOP Corp.	1,452,103
62,983	@, L	Insight Enterprises, Inc.	1,386,256
23,600	@	J Jill Group, Inc.	564,276
82,092	@, L	Jack in the Box, Inc.	3,571,002
16,525	@, L	JOS A Bank Clothiers, Inc.	792,374
55,467	L	Landry’s Restaurants, Inc.	1,959,649

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

23,934		Lone Star Steakhouse & Saloon	$680,204
62,114		Longs Drug Stores Corp.	2,874,636
129,702		Men’s Wearhouse, Inc.	4,661,490
28,900	@	O’Charleys, Inc.	533,494
68,617	@, L	Panera Bread Co.	5,158,626
84,180	@, L	Papa John’s International, Inc.	2,761,946
25,175		PEP Boys-Manny Moe & Jack	380,394
33,310	@, L	PF Chang’s China Bistro, Inc.	1,641,850
43,075	@, L	Rare Hospitality International, Inc.	1,500,302
19,300	@, L	Red Robin Gourmet Burgers, Inc.	910,960
54,281	@	Ryan’s Restaurant Group	787,075
29,200	@, L	School Specialty, Inc.	1,007,400
119,158	@, L	Select Comfort Corp.	4,712,699
104,028		Sonic Automotive, Inc.	2,887,817
79,916	@, L	Sonic Corp.	2,807,449
34,200	L	Stage Stores, Inc.	1,017,450
36,350	@, L	Steak N Shake Co.	766,985
35,755		Stein Mart, Inc.	622,852
114,996	@	Too, Inc.	3,950,113
45,600	@, L	Tractor Supply Co.	3,025,104
36,350	L	World Fuel Services Corp.	1,469,994
63,825	@, L	Zale Corp.	1,789,015
			88,284,983
		Savings & Loans: 1.9%
23,082	L	Anchor Bancorp Wisconsin, Inc.	699,615
71,955	L	Bankunited Financial Corp.	1,945,663
69,137		Brookline Bancorp, Inc.	1,070,932
34,800	L	Dime Community Bancshares	500,076
47,455		Downey Financial Corp.	3,193,722
29,736		Fidelity Bankshares, Inc.	1,000,022
57,192	L	FirstFed Financial Corp.	3,420,654
44,802		Flagstar Bancorp, Inc.	676,510
46,747	@, L	Franklin Bank Corp.	898,945
25,570	L	Harbor Florida Bancshares, Inc.	968,336
36,577		MAF Bancorp, Inc.	1,600,975
50,961		Sterling Financial Corp.	1,477,869
			17,453,319
		Semiconductors: 2.0%
32,417	@, L	Actel Corp.	516,727
130,524	@, L	Axcelis Technologies, Inc.	764,871
98,355	@, L	Brooks Automation, Inc.	1,400,575
28,450	L	Cohu, Inc.	603,709
24,600	@, L	Diodes, Inc.	1,020,900
37,735	@, L	DSP Group, Inc.	1,094,692
24,439	@	ESS Technology	81,137
85,416	@	Exar Corp.	1,219,740
120,935	@, L	Kopin Corp.	605,884
74,600	@, L	Kulicke & Soffa Industries, Inc.	711,684
83,250		Microsemi Corp.	2,423,408
83,133	@, L	Pericom Semiconductor Corp.	819,691
36,950	@, L	Power Integrations, Inc.	915,621
30,600	@, L	Rudolph Technologies, Inc.	521,730
207,326	L	Skyworks Solutions, Inc.	1,407,744
26,750	@, L	Standard Microsystems Corp.	694,965
14,975	@, L	Supertex, Inc.	563,360
12,700	@	Ultratech, Inc.	310,896
73,893	@, L	Varian Semiconductor Equipment Associates, Inc.	2,074,915

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

35,600	@, L	Veeco Instruments, Inc.	$831,260
			18,583,509
		Software: 4.1%
29,725	@, L	Altiris, Inc.	654,247
72,323	@, L	Ansys, Inc.	3,916,290
43,357	@	Captaris, Inc.	200,743
88,620	@, L	Cerner Corp.	4,205,019
45,997	@, L	Dendrite International, Inc.	627,859
34,500	@, L	Digi International, Inc.	402,615
61,599	@	eFunds Corp.	1,591,718
20,805	@, L	EPIQ Systems, Inc.	395,295
55,903	@, L	Filenet Corp.	1,510,499
176,624		Global Payments, Inc.	9,362,838
134,527	@	Hyperion Solutions Corp.	4,385,580
10,749		Inter-Tel, Inc.	230,459
48,418	@, L	JDA Software Group, Inc.	699,156
51,433	L	Keane, Inc.	810,070
25,678	@, L	Mantech International Corp.	853,023
22,417	@	Mapinfo Corp.	314,286
33,544	@	MRO Software, Inc.	535,362
10,500	@	Neoware, Inc.	311,010
22,571	@, L	Open Solutions, Inc.	616,414
46,256	@, L	Per-Se Technologies, Inc.	1,233,185
28,084	@, L	Phoenix Technologies Ltd.	190,410
53,369	@, L	Progress Software Corp.	1,552,504
19,400	@, L	Quality Systems, Inc.	642,140
48,271	@	SPSS, Inc.	1,528,260
			36,768,982
		Storage/Warehousing: 0.1%
16,096	@, L	Mobile Mini, Inc.	497,688
			497,688
		Telecommunications: 1.2%
148,850	@, L	Adaptec, Inc.	823,141
97,850	@	Aeroflex, Inc.	1,343,481
41,048	L	Anixter International, Inc.	1,961,273
23,591		Black Box Corp.	1,133,548
27,825	L	Commonwealth Telephone Enterprises, Inc.	958,571
23,100	@, L	Comtech Telecommunications	673,827
32,265	@	Ditech Communications Corp.	337,169
55,078	@, L	General Communication	665,893
32,881	@	Intrado, Inc.	854,248
17,500	@	Netgear, Inc.	332,675
17,475	@	Network Equipment Technologies, Inc.	69,376
46,161	@, L	Symmetricom, Inc.	394,677
38,543	@	Tollgrade Communications, Inc.	573,520
26,462	@, L	Viasat, Inc.	758,136
			10,879,535
		Textiles: 0.1%
15,345		G&K Services, Inc.	652,776
			652,776
		Toys/Games/Hobbies: 0.2%
60,725	@, L	Jakks Pacific, Inc.	1,623,787
30,925	@	Lenox Group, Inc.	405,118
			2,028,905

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.0% (continued)

		Transportation: 2.3%
85,087	L	Arkansas Best Corp.	$3,328,603
29,892	L	Bristow Group, Inc.	923,663
112,483	@	EGL, Inc.	5,061,735
41,362		Forward Air Corp.	1,542,389
101,694	L	Heartland Express, Inc.	2,215,912
26,861	@	HUB Group, Inc.	1,224,324
33,700	@, L	Kirby Corp.	2,295,307
31,420		Knight Transportation, Inc.	620,545
78,355		Landstar System, Inc.	3,457,023
14,470	@	Old Dominion Freight Line	389,967
			21,059,468

		Total Common Stock
		(Cost $767,153,747)	887,462,554

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 26.0%

	Repurchase Agreement: 1.5%
$13,805,000	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $23,231,269 to be received upon repurchase (Collateralized by $20,788,000 Federal Home Loan Mortgage Corporation, 6.250%, Market Value plus accrued interest $23,686,771, due 07/15/32)		$13,805,000

	Total Repurchase Agreements
	(Cost $13,805,000)		13,805,000

	Securities Lending CollateralCC: 24.5%
221,453,365	The Bank of New York Institutional Cash Reserves Fund		221,453,365

	Total Securities Lending Collateral
	(Cost $221,453,365)		221,453,365

	Total Short-Term Investments
	(Cost $235,258,365)		235,258,365

	Total Investments in Securities
	(Cost $1,002,412,112)*	124.0%	$1,122,720,919
	Other Assets and Liabilities—Net	(24.0)	(216,960,954)
	Net Assets	100.0%	$905,759,965

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $1,006,389,473.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$131,743,578
	Gross Unrealized Depreciation	(15,412,132)
	Net Unrealized Appreciation	$116,331,446

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.8%

		Australia: 5.7%
63,941		Aristocrat Leisure Ltd.	$627,170
60,842		BHP Billiton Ltd.	1,205,905
110,000		BlueScope Steel Ltd.	563,073
35,700		National Australia Bank Ltd.	957,381
44,100		QBE Insurance Group Ltd.	686,942
			4,040,471
		Austria: 0.8%
25,300		Telekom Austria AG	594,753
			594,753
		Belgium: 2.4%
9,000		KBC Bancassurance Holding	962,922
5,400		Umicore	746,098
			1,709,020
		Brazil: 0.5%
3,900		Petroleo Brasileiro SA ADR	338,013
			338,013
		China: 0.8%
433,000	@	China Life Insurance Co. Ltd.	548,922
			548,922
		Egypt: 0.7%
9,200		Orascom Telecom Holding SAE GDR	505,356
			505,356
		Finland: 2.6%
24,181	L	Elisa Corp.	478,072
27,200		Fortum OYJ	684,066
17,134		Tietoenator OYJ	667,021
			1,829,159
		France: 10.4%
42,509	@	Alcatel SA	652,642
11,500		BNP Paribas	1,062,795
10,800		Bouygues	571,269
6,100		Lafarge SA	689,795
6,964		Lagardere SCA	541,593
3,873		Pinault-Printemps-Redoute	466,351
5,200		Total SA	1,368,970
15,138		Veolia Environnement	837,620
5,600		Vinci SA	550,258
17,597		Vivendi Universal SA	600,614
			7,341,907
		Germany: 9.5%
19,800		Commerzbank AG	785,448
14,829		DaimlerChrysler AG	849,782
6,616		Deutsche Bank AG	753,260

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.8% (continued)

31,100		Deutsche Post AG	$776,952
51,000		Deutsche Telekom AG	857,343
6,900		Fresenius Medical Care AG	822,188
5,000		Merck KGaA	474,500
4,669		Muenchener Rueckversicherungs AG	659,992
8,700		RWE AG	755,138
			6,734,603
		Hong Kong: 2.0%
51,000		Cheung Kong Holdings Ltd.	539,776
140,000		Hong Kong Exchanges and Clearing Ltd.	843,313
			1,383,089
		Hungary: 0.5%
5,170		OTP Bank Rt GDR	358,281
			358,281
		India: 0.5%
13,400		ICICI Bank Ltd. ADR	370,912
			370,912
		Indonesia: 0.8%
17,600		Telekomunikasi Indonesia Tbk PT ADR	533,456
			533,456
		Ireland: 1.0%
37,400		Bank of Ireland	691,134
			691,134
		Italy: 3.2%
133,835		Banca Intesa S.p.A.	796,526
31,700		ENI-Ente Nazionale Idrocarburi S.p.A.	901,391
46,500		Mediaset S.p.A.	546,775
			2,244,692
		Japan: 24.1%
9,400		Don Quijote Co., Ltd.	709,393
141		East Japan Railway Co.	1,041,752
16,400		Hoya Corp.	658,764
235		Japan Tobacco, Inc.	824,954
96,000	L	Kawasaki Kisen Kaisha Ltd.	565,117
85		Kenedix, Inc.	450,116
17,800		Leopalace21 Corp.	663,343
75		Mitsubishi Tokyo Financial Group, Inc.	1,137,772
108		Mizuho Financial Group, Inc.	881,199
45,000		Nippon Shinpan Co., Ltd.	474,257
114		Nippon Telegraph & Telephone Corp.	486,527
15,300		NOK Corp.	410,246
4,100		Nomura Research Institute Ltd.	500,139
132,000		Osaka Gas Co., Ltd.	479,089
8,800		Sankyo Co., Ltd.	602,297
2,540		SFCG Co,. Ltd.	573,812
87,000		Sumitomo Chemical Co., Ltd.	705,801
63,000		Sumitomo Corp.	895,717
43,000		Sumitomo Electric Industries Ltd.	679,477
122,000		Sumitomo Metal Industries Ltd.	522,599
41,000		Sumitomo Rubber Industries, Inc.	533,574
56,000		Sumitomo Trust & Banking Co., Ltd.	646,285
110,000		Taisei Corp.	525,946
41,000		Takashimaya Co., Ltd.	624,738

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.8% (continued)

15,500		Takeda Chemical Industries Ltd.	$879,546
23,500		Yamaha Motor Co., Ltd.	579,727
			17,052,187
		Netherlands: 3.7%
30,300	L	Koninklijke Philips Electronics NV	1,018,464
48,810		Royal Dutch Shell PLC	1,586,244
			2,604,708

		Norway: 2.5%
4,580		Norsk Hydro ASA	632,693
13,150	@	Petroleum Geo-Services ASA	610,454
46,600		Storebrand	518,080
			1,761,227

		Singapore: 0.7%
52,000		DBS Group Holdings Ltd.	523,400
			523,400

		Sweden: 3.8%
33,700	@	Capio AB	628,607
34,500		Swedish Match AB	470,914
264,000		Telefonaktiebolaget LM Ericsson	996,637
12,300		Volvo AB	575,570
			2,671,728

		Switzerland: 4.9%
9,530		Roche Holding AG	1,412,818
12,650		UBS AG	1,386,812
2,952	@	Zurich Financial Services AG	689,385
			3,489,015

		United Kingdom: 14.7%
33,121		British American Tobacco PLC	799,963
137,200		Centrica PLC	667,859
62,400		GlaxoSmithKline PLC	1,628,651
67,369		HBOS PLC	1,121,530
93,700		Hilton Group PLC	631,473
116,290		Kingfisher PLC	482,232
148,000		Rentokil Initial PLC	399,588
39,903		Royal Bank of Scotland Group PLC	1,295,320
32,735		SABMiller PLC	643,864
162,091		Tesco PLC	926,615
102,300		Unilever PLC	1,042,786
357,400		Vodafone Group PLC	744,395
			10,384,276

		Total Common Stock
		(Cost $55,385,991)	67,710,309

PREFERRED STOCK: 0.8%
		Germany: 0.8%
4,900		Henkel KGaA	572,237

		Total Preferred Stock
		(Cost $471,176)	572,237

PORTFOLIO OF INVESTMENTS
ING VP International Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 95.8% (continued)

RIGHTS: 0.0%
	France: 0.0%
5,600	Vinci SA, 0.000%, due 04/12/06	$11,995

	Total Rights
	(Cost $0)	11,995

	Total Long-Term Investments
	(Cost $55,857,167)	68,294,541

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.9%

		Repurchase Agreement 2.1%
$1,514,000		Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.7900%, due 04/03/06, $1,514,604 to be received upon repurchase (Collateralized by $1,595,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $1,542,238, due 09/15/08)		$1,514,000

		Total Repurchase Agreements
		(Cost $1,514,000)		1,514,000

		Securities Lending CollateralCC: 2.8%
1,961,517		The Bank of New York Institutional Cash Reserves Fund		1,961,517

		Total Securities Lending Collateral
		(Cost $1,961,517)		1,961,517

		Total Short-Term Investments
		(Cost $3,475,517)		3,475,517

		Total Investments in Securities
		(Cost $59,332,684)*	101.5%	$71,770,058
		Other Assets and Liabilities—Net	(1.5)	(1,047,468)
		Net Assets	100.0%	$70,722,590

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*	Cost for federal income tax purposes is $59,108,281.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,289,434
		Gross Unrealized Depreciation		(627,657)
		Net Unrealized Appreciation		$12,661,777

Percentage of
Industry	Net Assets
Agriculture	3.0%
Auto Manufacturers	2.0
Auto Parts and Equipment	1.3
Banks	19.4
Beverages	0.9
Building Materials	1.0
Chemicals	2.1
Commercial Services	0.6
Computers	0.9
Distribution/Wholesale	1.3
Diversified Financial Services	3.3
Electric	2.0
Electrical Components and Equipment	1.0
Electronics	2.4
Engineering and Construction	2.3
Entertainment	1.8
Food	2.8
Gas	1.6
Healthcare - Services	2.0
Household Products/Wares	0.8
Insurance	4.4
Iron/Steel	1.5
Leisure Time	1.7
Media	2.4
Mining	1.7
Oil and Gas	6.8
Oil and Gas Services	0.9
Pharmaceuticals	6.2
Real Estate	1.7
Retail	3.2
Software	0.7
Telecommunications	8.3
Transportation	3.4
Water	1.2
Repurchase Agreement	2.1
Securities Lending Collateral	2.8
Other Assets and Liabilities-Net	(1.5)
Total Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%

		Aerospace/Defense: 2.8%
107,212	L	DRS Technologies, Inc.	$5,882,722
62,775	@, L	Innovative Solutions & Support, Inc.	816,075
39,900	@, L	MTC Technologies, Inc.	1,116,801
147,650	@	Teledyne Technologies, Inc.	5,256,340
42,900	@	TransDigm Group, Inc.	1,104,675
			14,176,613

		Apparel: 1.7%
88,300	@, @@, L	Gildan Activewear, Inc.	4,196,016
199,800	@	Warnaco Group, Inc.	4,795,200
			8,991,216

		Banks: 3.3%
339,200	L	Bank Mutual Corp.	4,016,128
68,000	L	Chemical Financial Corp.	2,197,080
68,000	L	First Republic Bank	2,571,760
72,975		IBERIABANK Corp.	4,128,196
143,000		Texas Regional Bancshares, Inc.	4,217,070
			17,130,234

		Building Materials: 1.6%
57,000	L	Eagle Materials, Inc.	3,634,320
48,600	@, L	Genlyte Group, Inc.	3,311,604
75,000	@	US Concrete, Inc.	1,084,500
			8,030,424

		Chemicals: 2.4%
73,100		Albemarle Corp.	3,315,085
152,500	L	Olin Corp.	3,274,175
150,000	@, L	Terra Industries, Inc.	1,057,500
218,000		UAP Holding Corp.	4,687,000
			12,333,760

		Commercial Services: 3.7%
92,400		Arbitron, Inc.	3,124,968
90,400	@, L	Bright Horizons Family Solutions, Inc.	3,501,192
278,798	@, L	DiamondCluster International, Inc.	2,983,139
65,000	@, L	Exponent, Inc.	2,057,250
60,800	@	Huron Consulting Group, Inc.	1,841,632
129,600	@, L	Labor Ready, Inc.	3,103,920
100,300	@, L	Resources Connection, Inc.	2,498,473
			19,110,574

		Computers: 7.1%
113,000		Agilysys, Inc.	1,701,780
78,500	@	Anteon International Corp.	4,282,960
230,900	@, L	Electronics for Imaging	6,458,273
196,050	@, L	InterVoice, Inc.	1,687,991
226,300	L	Jack Henry & Associates, Inc.	5,175,481
115,500	@, L	Kronos, Inc.	4,318,545

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

109,900	@, L	Micros Systems, Inc.	$5,063,093
86,350	L	MTS Systems Corp.	3,612,021
185,000	@, L	Palm, Inc.	4,284,600
			36,584,744

		Distribution/Wholesale: 2.7%
87,800	@, L	Brightpoint, Inc.	2,727,068
60,000		Watsco, Inc.	4,263,000
98,800	@	Wesco International, Inc.	6,719,388
			13,709,456
		Diversified Financial Services: 1.7%
334,700	@, L	Knight Capital Group, Inc.	4,662,371
18,300		National Financial Partners Corp.	1,034,316
64,900	L	Nuveen Investments, Inc.	3,124,935
			8,821,622
		Electric: 0.5%
98,700		ITC Holdings Corp.	2,590,875
			2,590,875
		Electrical Components & Equipment: 1.1%
120,000		Ametek, Inc.	5,395,200
			5,395,200
		Electronics: 2.1%
165,000		CTS Corp.	2,207,700
104,100	@	Thomas & Betts Corp.	5,348,654
76,350	@	Trimble Navigation Ltd.	3,439,568
			10,995,922
		Energy — Alternate Sources: 0.9%
104,000	@, L	Headwaters, Inc.	4,138,160
40,500	@	KFX, Inc.	737,100
			4,875,260
		Engineering & Construction: 0.8%
75,000		Washington Group International, Inc.	4,304,250
			4,304,250
		Entertainment: 1.0%
118,700	@, L	Macrovision Corp.	2,629,205
165,000	@, L	Sunterra Corp.	2,356,200
			4,985,405
		Environmental Control: 0.7%
118,000	L	Metal Management, Inc.	3,734,700
			3,734,700
		Food: 0.9%
92,800		Corn Products International, Inc.	2,744,096
1,330		Seaboard Corp.	2,120,020
			4,864,116
		Gas: 1.7%
101,000	L	New Jersey Resources Corp.	4,570,250
95,000	L	Peoples Energy Corp.	3,385,800
20,000		WGL Holdings, Inc.	608,400
			8,564,450

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

		Healthcare — Products: 1.8%
78,200	@, L	Arthrocare Corp.	$3,739,524
45,000	@, L	DJ Orthopedics, Inc.	1,789,200
13,300	@, L	Intuitive Surgical, Inc.	1,569,400
62,500	@, L	Kyphon, Inc.	2,325,000
			9,423,124
		Healthcare — Services: 3.3%
83,100	@, L	Amedisys, Inc.	2,887,725
165,200	@, L	Psychiatric Solutions, Inc.	5,473,076
73,600	@, L	Sierra Health Services	2,995,520
153,400	@, L	United Surgical Partners International, Inc.	5,431,894
			16,788,215
		Household Products/Wares: 1.0%
70,820	@	Central Garden & Pet Co.	3,763,375
73,200	@, L	Fossil, Inc.	1,360,056
			5,123,431
		Housewares: 1.1%
115,900		Toro Co.	5,534,225
			5,534,225
		Insurance: 2.0%
85,000		Commerce Group, Inc.	4,491,400
126,800		Horace Mann Educators Corp.	2,383,840
115,700		Ohio Casualty Corp.	3,667,690
			10,542,930
		Internet: 2.3%
24,000	@	F5 Networks, Inc.	1,739,760
202,000	@, L	Openwave Systems, Inc.	4,359,160
268,000	@, L	Sapient Corp.	2,044,840
226,000	@, L	Valueclick, Inc.	3,823,920
			11,967,680
		Investment Companies: 1.1%
180,000		Apollo Investment Corp.	3,205,800
34,500	L	iShares Russell 2000 Index Fund	2,622,000
			5,827,800
		Iron/Steel: 2.4%
25,100		Allegheny Technologies, Inc.	1,535,618
42,400	L	Carpenter Technology	4,007,648
31,700	L	Cleveland-Cliffs, Inc.	2,761,704
432,400	@@	Gerdau AmeriSteel Corp.	4,021,320
			12,326,290
		Leisure Time: 0.5%
189,000	@, L	K2, Inc.	2,371,950
			2,371,950
		Machinery — Diversified: 1.7%
20,000	@, L	Middleby Corp.	1,674,400
223,000		Wabtec Corp.	7,269,800
			8,944,200

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

		Mining: 0.6%
97,000	@@	Inmet Mining Corp.	$2,891,874
			2,891,874
		Miscellaneous Manufacturing: 0.8%
30,000	@, L	Ceradyne, Inc.	1,497,000
91,000		Pall Corp.	2,838,290
			4,335,290
		Oil & Gas: 3.5%
242,000	@	Denbury Resources, Inc.	7,664,140
121,600	@, L	EXCO Resources, Inc.	1,523,648
47,500	@	Giant Industries, Inc.	3,303,150
16,000		Holly Corp.	1,185,920
129,400	@	Southwestern Energy Co.	4,165,386
			17,842,244
		Oil & Gas Services: 5.2%
114,500	@	CORE LABORATORIES N.V	5,444,475
75,700	@	FMC Technologies, Inc.	3,877,354
147,000	@	Global Industries Ltd.	2,130,030
58,100	@	Helix Energy Solutions	2,201,990
79,100	@, L	Hydril	6,165,845
127,500	@, L	Oil States International, Inc.	4,698,375
93,200	@	Superior Energy Services	2,496,828
			27,014,897
		Pharmaceuticals: 4.2%
200,100	@, L	Alkermes, Inc.	4,412,205
100,450	@, L	Amylin Pharmaceuticals, Inc.	4,917,028
170,300	@, L	Critical Therapeutics, Inc.	866,827
90,000	@, L	Discovery Laboratories, Inc.	659,700
122,100	@, L	First Horizon Pharmaceutical Corp.	3,078,141
67,900	@	HealthExtras, Inc.	2,396,870
42,200	@, L	Neurocrine Biosciences, Inc.	2,723,588
41,300	@, L	United Therapeutics Corp.	2,737,364
			21,791,723
		Real Estate Investment Trust: 4.2%
151,300		Acadia Realty Trust	3,563,115
31,700		Alexandria Real Estate Equities, Inc.	3,021,961
68,400		Corporate Office Properties Trust SBI MD	3,128,616
256,600		Innkeepers USA Trust	4,349,370
63,000		LaSalle Hotel Properties	2,583,000
147,181		National Health Investors, Inc.	3,738,397
44,000		Sunstone Hotel Investors, Inc.	1,274,680
			21,659,139
		Retail: 6.4%
88,800	@, L	Aeropostale, Inc.	2,678,208
159,600		Casey’s General Stores, Inc.	3,650,052
133,200		Claire’s Stores, Inc.	4,836,492
105,629	@, L	GameStop Corp.	4,979,351
83,000		Lone Star Steakhouse & Saloon	2,358,860
60,000	@, L	Pantry, Inc./The	3,743,400
108,100	L	Regis Corp.	3,727,288
145,500		Stage Stores, Inc.	4,328,625
40,900	@, L	Tractor Supply Co.	2,713,306
			33,015,582

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)

		Savings & Loans: 3.2%
248,177	L	Brookline Bancorp, Inc.	$3,844,262
370,000	L	First Niagara Financial Group, Inc.	5,424,200
331,900	L	NewAlliance Bancshares, Inc.	4,789,317
42,500	L	WSFS Financial Corp.	2,670,275
			16,728,054

		Semiconductors: 4.1%
196,800	@, L	Actel Corp.	3,136,992
104,300	@, L	ADE Corp.	3,193,666
137,000	@, L	Entegris, Inc.	1,457,680
61,800	@, L	Formfactor, Inc.	2,429,976
277,000	@	Integrated Device Technology, Inc.	4,116,220
170,700	@, L	Micrel, Inc.	2,529,774
150,000	@, L	Varian Semiconductor Equipment Associates, Inc.	4,212,000
			21,076,308

		Software: 5.9%
177,300	@, L	Activision, Inc.	2,444,967
133,600	@, L	Ansys, Inc.	7,234,440
107,100	@	Filenet Corp.	2,893,842
291,900	@, L	Informatica Corp.	4,539,045
153,500		MoneyGram International, Inc.	4,715,520
141,500	@, L	Progress Software Corp.	4,116,235
169,050	@, L	THQ, Inc.	4,376,705
			30,320,754

		Storage/Warehousing: 0.3%
47,200	@	Mobile Mini, Inc.	1,459,424
			1,459,424

		Telecommunications: 1.2%
93,000	@	Arris Group, Inc.	1,279,680
103,100	@, L	Netgear, Inc.	1,959,931
76,000		Otelco, Inc.	1,233,480
119,000	@, L	Powerwave Technologies, Inc.	1,605,310
			6,078,401

		Textiles: 0.9%
114,700		G&K Services, Inc.	4,879,338
			4,879,338

		Transportation: 1.7%
78,250	L	Forward Air Corp.	2,917,943
122,800	@	HUB Group, Inc.	5,597,224
			8,515,167

		Trucking & Leasing: 1.1%
130,800		GATX Corp.	5,400,732
			5,400,732

		Total Common Stock
		(Cost $398,950,959)	501,057,593

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 29.3%

		Repurchase Agreement 3.4%
$17,519,000		Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.7900%, due 04/03/06, $17,525,993 to be received upon repurchase (Collateralized by $16,708,000 Various Government Agencies, 4.250%-6.250%, Market Value plus accrued interest $17,869,508, due 05/15/09-07/15/32)		$17,519,000

		Total Repurchase Agreements
		(Cost $17,519,000)		17,519,000

		Securities Lending CollateralCC: 25.9%
133,231,113		The Bank of New York Institutional Cash Reserves Fund		133,231,113

		Total Securities Lending Collateral
		(Cost $133,231,113)		133,231,113

		Total Short-Term Investments
		(Cost $150,750,113)		150,750,113

		Total Investments in Securities
		(Cost $549,701,072)*	126.5%	$651,807,706
		Other Assets and Liabilities—Net	(26.5)	(136,558,847)
		Net Assets	100.0%	$515,248,859

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*	Cost for federal income tax purposes is $549,895,095.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$110,519,022
		Gross Unrealized Depreciation		(8,606,411)
		Net Unrealized Appreciation		$101,912,611

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.7%

		Aerospace/Defense: 1.0%
36,100		United Technologies Corp.	$2,092,717
			2,092,717

		Agriculture: 2.3%
67,700		Altria Group, Inc.	4,797,222
			4,797,222

		Airlines: 0.9%
45,500	@, L	US Airways Group, Inc.	1,820,000
			1,820,000

		Apparel: 0.8%
18,900	L	Nike, Inc.	1,608,390
			1,608,390

		Banks: 10.6%
202,100	S	Bank of America Corp.	9,203,634
102,600		Bank of New York	3,697,704
100,500		Wells Fargo & Co.	6,418,935
30,200		Zions Bancorporation	2,498,446
			21,818,719

		Beverages: 2.1%
62,100		Coca-Cola Co.	2,600,127
26,000	L	Molson Coors Brewing Co.	1,784,120
			4,384,247

		Biotechnology: 0.9%
35,600	@	Charles River Laboratories International, Inc.	1,745,112
			1,745,112

		Building Materials: 0.6%
22,700	L	Florida Rock Industries, Inc.	1,276,194
			1,276,194

		Chemicals: 2.7%
31,700		Air Products & Chemicals, Inc.	2,129,923
85,300		Dow Chemical Co.	3,463,180
			5,593,103

		Coal: 1.8%
74,400	L	Peabody Energy Corp.	3,750,504
			3,750,504

		Computers: 2.6%
64,300		International Business Machines Corp.	5,302,821
			5,302,821

		Cosmetics/Personal Care: 0.7%
26,400		Procter & Gamble Co.	1,521,168
			1,521,168

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.7% (continued)

		Distribution/Wholesale: 1.3%
39,300	@	Wesco International, Inc.	$2,672,793
			2,672,793
		Diversified Financial Services: 13.9%
50,025		Capital One Financial Corp.	4,028,013
132,700		Citigroup, Inc.	6,267,421
71,100		Countrywide Financial Corp.	2,609,370
59,300		Freddie Mac	3,617,300
104,900		JPMorgan Chase & Co.	4,368,036
57,700	L	Merrill Lynch & Co., Inc.	4,544,452
51,500		Morgan Stanley	3,235,230
			28,669,822
		Electric: 3.1%
137,900	@	Mirant Corp.	3,447,500
77,700		Pacific Gas & Electric Co.	3,022,530
			6,470,030
		Electronics: 1.8%
249,000	@, @@, L	Flextronics International Ltd.	2,577,150
22,100	@	Thomas & Betts Corp.	1,135,498
			3,712,648
		Energy — Alternate Sources: 1.5%
169,500	@, L	KFX, Inc.	3,084,900
			3,084,900
		Entertainment: 1.0%
110,800	L	Regal Entertainment Group	2,084,148
			2,084,148
		Environmental Control: 0.8%
89,700	@	Nalco Holding Co.	1,587,690
			1,587,690
		Food: 1.1%
73,696	@, L	Smithfield Foods, Inc.	2,162,241
			2,162,241
		Forest Products & Paper: 1.5%
88,500	L	International Paper Co.	3,059,445
			3,059,445
		Gas: 1.0%
45,900		Sempra Energy	2,132,514
			2,132,514
		Healthcare — Services: 0.8%
54,800	@, L	LifePoint Hospitals, Inc.	1,704,280
			1,704,280
		Insurance: 8.8%
45,300	@@	ACE Ltd.	2,356,053
35,600		American International Group, Inc.	2,352,804
77,000	@@	Axis Capital Holdings Ltd.	2,302,300
95,300		Genworth Financial, Inc.	3,185,879
57,200	@@, L	IPC Holdings Ltd.	1,604,460
42,900	L	Metlife, Inc.	2,075,073
46,200		St. Paul Cos.	1,930,698
36,400	@@, L	XL Capital Ltd.	2,333,604
			18,140,871

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.7% (continued)

		Lodging: 2.6%
36,000		Harrah’s Entertainment, Inc.	$2,806,560
32,600	@, @@, L	Kerzner International Ltd.	2,536,932
			5,343,492
		Media: 2.8%
83,900		Time Warner, Inc.	1,408,681
51,900		Tribune Co.	1,423,617
82,800		Viacom, Inc.	1,985,544
24,400	@	Viacom, Inc.	946,720
			5,764,562
		Mining: 0.8%
55,600		Alcoa, Inc.	1,699,136
			1,699,136
		Miscellaneous Manufacturing: 2.0%
119,700		General Electric Co.	4,163,166
			4,163,166
		Office/Business Equipment: 0.9%
127,200	@, L	Xerox Corp.	1,933,440
			1,933,440
		Oil & Gas: 9.9%
16,200		Amerada Hess Corp.	2,306,880
124,900		Exxon Mobil Corp.	7,601,414
43,200	@, L	Global Santa Fe Corp.	2,624,400
69,000	@	Newfield Exploration Co.	2,891,100
100,000	@	Plains Exploration & Production Co.	3,864,000
25,700		XTO Energy, Inc.	1,119,749
			20,407,543
		Oil & Gas Services: 2.6%
128,700	@	Dresser-Rand Group, Inc.	3,198,195
47,100	@	Weatherford International Ltd.	2,154,825
			5,353,020
		Pharmaceuticals: 4.6%
309,200		Pfizer, Inc.	7,705,264
35,200		Wyeth	1,707,904
			9,413,168
		Real Estate Investment Trust: 0.7%
67,800		KKR Financial Corp.	1,520,754
			1,520,754
		Retail: 1.2%
4,900		Abercrombie & Fitch Co.	285,670
60,600		McDonald’s Corp.	2,082,216
			2,367,886
		Semiconductors: 1.1%
214,000	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,152,840
			2,152,840

PORTFOLIO OF INVESTMENTS
ING VP Value Opportunity Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.7% (continued)

		Software: 0.8%
63,600		Microsoft Corp.	$1,730,556
			1,730,556
		Telecommunications: 4.1%
132,700	L	AT&T, Inc.	3,588,208
44,700		BellSouth Corp.	1,548,855
80,600	@, L	Juniper Networks, Inc.	1,541,072
265,000	@, L	Qwest Communications International, Inc.	1,802,000
			8,480,135
		Total Common Stock
		(Cost $183,480,608)	201,521,277

Principal Amount			Value

SHORT-TERM INVESTMENTS: 20.3%

	Repurchase Agreement: 2.7%
$5,570,000	Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $5,572,223 to be received upon repurchase (Collateralized by $5,865,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $5,682,019, due 09/15/08)		$5,570,000

	Total Repurchase Agreements:
	(Cost $5,570,000)		5,570,000

	Securities Lending CollateralCC: 17.6%
36,280,562	The Bank of New York Institutional Cash Reserves Fund		36,280,562

	Total Securities Lending Collateral
	(Cost $36,280,562)		36,280,562

	Total Short-term Investments
	(Cost $41,850,562)		41,850,562

	Total Investments in Securities
	(Cost $225,331,170)*	118.0%	$243,371,839
	Other Assets and Liabilities—Net	(18.0)	(37,050,580)
	Net Assets	100.0%	$206,321,259

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $226,289,762.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$21,026,527
	Gross Unrealized Depreciation	(3,944,450)
	Net Unrealized Appreciation	$17,082,077

Item 2. Controls and Procedures.

(a)               Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)              There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006